UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Steven I. Koszalka

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital World Bond Fund® Semi-annual report for the six months ended June 30, 2018

Find diverse total
return opportunities
in global bonds.

Capital World Bond Fund seeks to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2018:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–3.49%	0.69%	2.16%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.97% for Class A shares as of the prospectus dated March 1, 2018.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Global bonds recorded negative returns in the first half of Capital World Bond Fund’s fiscal year. Signs of slowing economic growth in Europe and Japan, as well as deteriorating trade relations, helped fuel volatility. Bond yields (which move inversely to prices) rose in the U.S., while currency weakness against the dollar took a toll on non-U.S. bonds.

Over the six-month period ended June 30, 2018, the fund recorded a total return of –1.72%. This result lagged the Bloomberg Barclays Global Aggregate Index, a measure of global investment-grade (rated BBB/Baa and above) fixed income markets, which shed 1.46%. See the table below for longer term results.

The fund’s selectivity in regard to particular bonds and countries helped results relative to the market index. Its duration positioning — a measure of the portfolio’s sensitivity to prevailing interest rates — had a negative impact however.

Although less-than-index exposures to the euro and Canadian dollar boosted relative returns over the six months, overall currency exposure detracted. The portfolio’s currency positioning is managed by emphasizing bonds issued in particular currencies, and use of derivatives such as currency forward contracts.

Results at a glance

For periods ended June 30, 2018, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

Capital World Bond Fund (Class A shares)	–1.72%	0.27%	1.46%	2.56%	5.96%
Bloomberg Barclays Global Aggregate Index[2]	–1.46	1.36	1.50	2.58	5.92
Lipper Global Income Funds Average[3]	–1.55	0.53	1.73	3.21	6.18

[1]	Since August 4, 1987.
[2]	Bloomberg Barclays source: Bloomberg Index Services Ltd. The Bloomberg Barclays Global Aggregate Index began on December 31, 1989. For the period August 4, 1987, to December 31, 1989, the FTSE World Government Bond Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. FTSE data: ©2018 FTSE Index LLC. All rights reserved.
[3]	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Capital World Bond Fund	1

The fund’s six-month result also trailed the Lipper Global Income Funds Average, a peer group measure, which fell 1.55%. As a category, “Global Income” includes a broad spectrum of funds, such as those with substantial investments in high-yield (rated BB/Ba and below) bonds, for example.

Unlike some competitor funds, Capital World Bond Fund’s approach is relatively cautious. Over the long term, the fund seeks to offer investors a high level of total return — consistent with prudent investment management.

The fund paid dividends of nine cents in March and June. Fund investors who reinvested their dividends earned an income return of 0.90%, the same as those who took dividends in cash.

United States

The unemployment rate in the U.S. hit 3.8% in May 2018 — its lowest level since 2000, and inflation-related data stabilized following some weakness. Rate hikes of 0.25 percentage points in March and June took the federal funds target rate to a range of 1.75% to 2.00%. The Federal Reserve also indicated there could be two additional hikes by the end of 2018.

The yield on the benchmark 10-year U.S. Treasury note rose above the psychologically important 3% threshold before settling at 2.85% on June 30. Rising Treasury yields left most parts of the U.S. bond market in negative territory for the six-month period.

Treasury Inflation-Protected Securities (TIPS) were flat, while investment-grade (rated BBB/Baa and above) corporate bonds shed 3.3% in the six months ended June 30. Holdings of both TIPS and U.S. corporate bonds were trimmed; the fund has maintained relatively limited investments in high-yield corporates.

Portfolio managers increased investments in nominal Treasuries amid more attractive yields. We also added to investments in agency pass-through mortgage securities — prompted by attractive valuations in the wake of higher interest rate volatility.

Excluding cash, U.S. dollar-denominated debt accounted for 49.8% of the fund’s portfolio as of June 30, before currency hedging; this amount included 19.9% in Treasury bonds and notes.

Europe

Changing monetary policy, signs of slowing growth and escalating trade tensions prompted volatility in the eurozone later in the period. A new populist ruling coalition in Italy and the ouster of Spain’s prime minister amid a political fundraising scandal also unsettled markets.

2	Capital World Bond Fund

The European Central Bank (ECB) announced that it will begin winding down its massive bond-buying stimulus program in September. However, ECB officials also made it clear they would not consider raising interest rates until mid- to late-2019, a longer timeline than previously expected. The yield on the 10-year German bund stood at 0.31% on June 30; the euro depreciated 2.8% against the U.S. dollar over the preceding six months.

Investments in eurozone government bonds accounted for 10.5% of the fund’s portfolio (before currency hedging) as of June 30. Managers added to investments in Spain. Compared to other eurozone bonds, valuations there look favorable — especially given the potential for further credit rating upgrades. Portuguese holdings were trimmed in favor of Italy amid early signs that the nascent Italian government could pursue a more constructive policy approach than had been anticipated.

Other developed markets

Japan’s economic recovery stumbled. After eight consecutive quarters of growth, gross domestic product shrank 0.6% quarter over quarter in the January–March period on an annualized basis.

In June, Bank of Japan officials essentially conceded the goal of 2% annual inflation is out of reach in the near term. Central bankers also indicated ultra-loose monetary policy would be maintained because of the lack of inflation, despite tighter labor markets. The yen gained 1.7% against the U.S. dollar.

Given the prevalence of sub- and near-zero yields among Japanese bonds, the fund’s exposure to Japan remains much less than that of the index. That said, Japanese portfolio holdings remain meaningful in absolute terms: 13.1%, before currency hedging.

Developing markets

It has been an unsettled period for emerging markets. Their currencies have borne the brunt of recent dollar strength. At the same time, there were elections in Hungary, Russia, Turkey, Colombia and (on July 1) Mexico.

Mexico and India remain among the portfolio’s larger holdings. Investments in Brazilian local currency government bonds were trimmed. Managers continue to monitor developments there to see if further adjustments are necessary ahead of October’s presidential election. Political uncertainty is likely to continue to weigh on the Brazilian real in the months ahead.

Looking ahead

The tailwind to bonds from global monetary policy is diminishing. As the Federal Reserve and other major central banks transition from asset purchases to shrinking their balance sheets, escalating trade tensions have caused global growth to wobble. These factors suggest the market environment may continue to be volatile.

Capital World Bond Fund	3

For global bond investors, rising U.S. bond yields have had a broad impact. The relative value of the U.S. bond market has improved compared to Japan and the eurozone. We’ve also seen a degree of dollar strength. Even though various valuation metrics still indicate a stable-to-weaker U.S. dollar is likely over time, a measure of caution seems appropriate at present given the uncertainties related to trade tensions and the U.K.’s planned exit from the European Union.

Exposure to non-U.S. currencies has declined, but the recent weakness in many currencies and bond markets around the world is starting to offer attractive opportunities. Compared to the benchmark, the portfolio is significantly underweight in the Japanese yen and euro. Its less-than-index stance to the British pound has moderated — weaker growth and inflation could be supportive of the currency (and relative value in gilts). Exposure to the Mexican peso and Polish zloty have been reduced, although both remain among the portfolio’s larger currency positions.

Management of exposure to currencies — as well as countries, interest rates and sectors — is a hallmark of this fund’s flexible approach. The fund also makes use of derivatives to achieve more targeted exposures, such as when we think a bond represents attractive value but currency weakness is a concern.

In all of our investment decisions, being selective is crucial — and our analysts play a critical role in this regard. The fund now benefits from the insights of even more sovereign and corporate credit analysts. I’m hopeful that this will increase the number and diversity of investment ideas that make their way into the portfolio.

Thank you for your continued commitment to long-term investing. We look forward to reporting to you again in six months.

Cordially,

Thomas H. Høgh
President

August 13, 2018

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of July 31, 2018, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.42%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.78%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities, while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

4	Capital World Bond Fund

Where the fund’s assets are invested … and how those markets have done over the past six months as of June 30, 2018.

	Capital World Bond Fund		Bond market total returns[1] Six months ended June 30, 2018
Currency weighting by country	Before forward contracts	After forward contracts	In local currency		In U.S. dollars
United States[2]	49.8%	50.8%	–1.7%		–1.7%
EMU[3]	14.2	18.3	0.2		–2.5
Japan	13.1	16.4	0.6		2.3
Poland	3.5	1.5	1.9		–5.4
Mexico	2.8	2.4	3.9		3.6
United Kingdom	2.6	2.7	–0.2		–2.7
India	2.4	0.6	0.0	[4]	–6.8	[4]
Malaysia	1.5	0.9	1.0		1.2
South Korea	1.3	0.8	0.9		–3.1
Thailand	1.0	0.7	–1.0		–2.6
Australia	0.8	0.3	1.8		–3.9
Canada	0.8	0.2	0.6		–4.2
Brazil	0.7	0.1	2.0	[4]	–12.0	[4]
China	0.6	0.3	3.7	[4]	2.0	[4]
Nigeria	0.6	0.6	8.0	[4]	7.5	[4]
Egypt	0.6	0.6	—	[5]	—	[5]
South Africa	0.6	0.4	4.0	[4]	–6.1	[4]
Israel	0.6	0.0	–1.3		–6.4
Romania	0.5	0.5	–1.3	[4]	–3.9	[4]
Peru	0.4	0.4	–0.5	[4]	–1.6	[4]
Colombia	0.3	0.0	2.5	[4]	4.2	[4]
Uruguay	0.3	0.3	–4.9	[4]	–12.6	[4]
Turkey	0.3	0.2	–9.6	[4]	–25.2	[4]
Argentina	0.2	0.2	–3.9	[4]	–37.3	[4]
Norway	0.2	0.5	0.0		0.3
Czech Republic	0.1	0.1	–2.5		–7.0
Russian Federation	0.1	0.1	2.5	[4]	–5.8	[4]
New Zealand	0.1	0.0	1.8		–3.1
Sweden	0.0	0.1	1.2		–7.5

[1]	Source: Bloomberg Barclays Global Aggregate Index.
[2]	Includes U.S. dollar-denominated debt of other countries, totaling 15.5%.
[3]	Countries using the euro as a common currency: Belgium, France, Germany, Greece, Ireland, Italy, Lithuania, Luxembourg, the Netherlands, Portugal and Spain. Euro-denominated debt includes corporate and European government debt.
[4]	Source: JP Morgan GBI–EM Broad Diversified Index.
[5]	This market is not included in the Bloomberg Barclays Global Aggregate Index or the JP Morgan GBI–EM Broad Diversified Index.

Capital World Bond Fund	5

Summary investment portfolio June 30, 2018	unaudited

Bonds & notes of governments & government agencies outside the U.S.	Percent of net assets
Euro zone*:
Spain	2.13%
Germany	1.91
Italy	1.75
Portugal	1.33
France	1.16
Belgium	1.10
Ireland	.59
Greece	.50	10.47%
Japan		10.34
Poland		3.66
Mexico		2.86
United Kingdom		2.44
India		2.37
Malaysia		1.49
South Korea		1.25
Romania		1.15
Thailand		1.02
Other		9.99
		47.04%

*	Countries using the euro as a common currency: Belgium, France, Germany, Greece, Ireland, Italy, Lithuania, Luxembourg, the Netherlands, Portugal and Spain.

6	Capital World Bond Fund

Summary investment portfolio June 30, 2018	unaudited

Bonds, notes & other debt instruments 91.24%	Principal amount (000)		Value (000)
Euros 12.75%
Belgium (Kingdom of), Series 82, 0.50% 2024		€64,690	$77,266
Belgium (Kingdom of) 0.20%–2.25% 2023–2028		56,487	68,411
French Republic O.A.T. 2.25% 2024		58,455	77,360
French Republic O.A.T. 0.00%–3.25% 2019–2048		60,255	75,261
Germany (Federal Republic of) 1.25% 2048		78,175	96,667
Germany (Federal Republic of) 0.25%–2.50% 2024–2046		100,120	137,178
Italy (Republic of) 0.95% 2023		70,125	79,084
Italy (Republic of) 0.95%–4.75% 2022–2038		130,220	152,401
Portuguese Republic 2.875% 2025		61,075	79,426
Portuguese Republic 4.125% 2027		48,860	68,733
Portuguese Republic 2.13%–2.88% 2026–2028		21,590	27,130
Romania 2.50%–3.88% 2025–2038		41,520	47,933
Spain (Kingdom of) 1.45% 2027		97,280	115,627
Spain (Kingdom of) 1.50% 2027		52,800	63,264
Spain (Kingdom of) 0.40%–2.90% 2022–2048[1]		84,242	102,498
Other securities			416,881
			1,685,120

Japanese yen 10.34%
Japan, Series 128, 0.10% 2021		¥9,961,600	90,585
Japan, Series 18, 0.10% 2024[1]		16,316,520	153,490
Japan, Series 19, 0.10% 2024[1]		11,840,620	112,027
Japan, Series 337, 0.30% 2024		7,065,000	65,372
Japan, Series 346, 0.10% 2027		25,580,000	233,238
Japan, Series 145, 1.70% 2033		8,945,000	97,737
Japan, Series 161, 0.60% 2037		8,895,000	82,385
Japan, Series 42, 1.70% 2044		8,110,000	91,575
Japan, Series 57, 0.80% 2047		18,231,550	168,733
Japan 0.10%–2.20% 2022–2046[1]		28,542,319	270,558
			1,365,700

Polish zloty 3.54%
Poland (Republic of), Series 1020, 5.25% 2020	PLN	285,150	82,272
Poland (Republic of), Series 1021, 5.75% 2021		631,370	188,813
Poland (Republic of), Series 0922, 5.75% 2022		212,555	64,629
Poland (Republic of) 1.50%–4.00% 2020–2027		483,730	132,322
			468,036

Mexican pesos 2.79%
United Mexican States, Series M, 6.50% 2021	MXN	2,584,200	126,094
United Mexican States, Series M, 5.75% 2026		2,694,000	121,257
United Mexican States 4.00%–10.00% 2021–2046[1]		2,198,072	118,354
Other securities			2,464
			368,169

Capital World Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
British pounds 2.58%
Electricité de France SA 6.00% 2114		£700	$1,200
United Kingdom 1.25% 2027		58,250	76,366
United Kingdom 1.50%–4.25% 2020–2065		160,300	245,871
Other securities			17,479
			340,916

Indian rupees 2.37%
India (Republic of) 8.83% 2023	INR	4,500,200	68,181
India (Republic of) 6.79%–8.40% 2021–2030		16,090,960	226,658
Other securities			18,696
			313,535

Malaysian ringgits 1.49%
Malaysia (Federation of) 3.48%–4.79% 2018–2035	MYR	805,240	197,034

Danish kroner 1.44%
Nykredit Realkredit AS, Series 01E, 1.50% 2040[2]	DKr	798,500	124,594
Nykredit Realkredit AS, Series 01E, 2.50% 2047[2]		69,635	11,398
Other securities			54,517
			190,509

South Korean won 1.25%
South Korea (Republic of), Series 2712, 2.375% 2027	KRW	96,921,340	85,751
South Korea (Republic of) 1.88%–2.38% 2022–2023		89,355,100	79,634
			165,385

Thai baht 1.02%
Other securities			135,007

Canadian dollars 0.76%
Canada 2.25% 2025	C$	81,550	62,487
Other securities			38,093
			100,580

Romanian leu 0.51%
Romania 2.30%–5.95% 2020–2025	RON	272,325	67,494

U.S. dollars 45.12%
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[3,4]		$10,420	10,050
Comision Federal de Electricidad 4.75%–4.88% 2024–2027[4]		4,365	4,375
Electricité de France SA 3.63%–5.25% 2025–2049[3,4]		11,845	11,823
Export-Import Bank of India 3.125% 2021		2,950	2,881
Fannie Mae 0%–9.22% 2022–2048[2,5,6]		198,277	202,242
Pemex Project Funding Master Trust, Series 13, 6.625% 2035		1,935	1,899
Petróleos Mexicanos 5.38%–6.88% 2021–2048[4]		24,963	23,798
Poland (Republic of) 3.25%–4.00% 2024–2026		16,155	15,869
Romania 5.125% 2048[4]		38,300	37,054
U.S. Treasury 2.375% 2020		81,111	80,900
U.S. Treasury 1.125% 2021[7]		169,275	162,865

8	Capital World Bond Fund

	Principal amount (000)		Value (000)
U.S. Treasury 2.00% 2021[7]		$70,750	$69,365
U.S. Treasury 2.125% 2022		206,135	200,893
U.S. Treasury 2.375% 2023		175,750	173,077
U.S. Treasury 2.75% 2023		316,840	317,027
U.S. Treasury 2.75% 2023		95,000	95,084
U.S. Treasury 2.75% 2025		90,000	89,585
U.S. Treasury 2.00% 2026		135,345	126,753
U.S. Treasury 2.25% 2027		156,400	148,536
U.S. Treasury 2.75% 2028[7]		296,800	293,969
U.S. Treasury 2.75% 2047[7]		92,875	88,430
U.S. Treasury 3.00% 2048		70,371	70,450
U.S. Treasury 1.13%–2.88% 2020–2028		299,217	292,862
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]		163,337	163,175
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2024–2046[1]		258,559	261,606
United Mexican States 3.75%–4.75% 2028–2044		13,405	12,682
Other securities			3,004,585
			5,961,835

Other 5.28%
Other securities			696,507

Total bonds, notes & other debt instruments (cost: $12,385,009,000)			12,055,827

Common stocks 0.04%		Shares
Swiss francs 0.00%
Other securities			349

U.S. dollars 0.04%
Other securities			4,468

Total common stocks (cost: $5,347,000)			4,817

Rights & warrants 0.00%
U.S. dollars 0.00%
Other securities			182

Total rights & warrants (cost: $26,000)			182

Convertible stocks 0.02%
U.S. dollars 0.02%
Other securities			3,341

Total convertible stocks (cost: $2,640,000)			3,341

Short-term securities 9.59%	Principal amount (000)
Egyptian Treasury Bills 15.11%–16.35% due 7/10/2018–12/25/2018	EGP	1,173,700	62,302
Federal Home Loan Bank 1.80%–1.88% due 7/5/2018–7/26/2018		$129,500	129,481
Japanese Treasury Discount Bills (0.14%)–(0.13%) due 8/20/2018–5/20/2019		¥40,710,000	368,120
L’Oréal USA, Inc. 1.97% due 8/1/2018–8/2/2018[4]		$90,000	89,835

Capital World Bond Fund	9

Short-term securities (continued)	Principal amount (000)		Value (000)
National Australia Bank Ltd. 2.18% due 8/15/2018–8/17/2018[4]		$89,400	$89,152
Nigerian Treasury Bills 11.56%–17.85% due 7/5/2018–1/31/2019	NGN	26,130,880	70,147
Sumitomo Mitsui Banking Corp. 2.25%–2.26% due 8/13/2018–8/17/2018[4]		$150,600	150,186
Swedbank AB 1.85%–2.21% due 7/2/2018–7/23/2018		73,100	73,032
U.S. Treasury Bills 1.56%–1.59% due 7/5/2018–7/19/2018		79,300	79,255
Other securities			156,333

Total short-term securities (cost: $1,269,649,000)			1,267,843
Total investment securities 100.89% (cost: $13,662,671,000)			13,332,010
Other assets less liabilities (0.89)%			(118,164)

Net assets 100.00%			$13,213,846

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $10,461,000, which represented .08% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $16,673,000, which represented .13% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $14,257,000, an aggregate cost of $12,416,000, and which represented .11% of the net assets of the fund) were acquired from 8/31/2015 - 3/6/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [8]	Value at 6/30/2018 (000) [9]	Unrealized appreciation (depreciation) at 6/30/2018 (000)
2 Year Euro-Schatz Futures	Long	671	September 2018	$67,100	$87,829	$70
2 Year U.S. Treasury Note Futures	Long	184	October 2018	36,800	38,977	(15)
5 Year Euro-Bobl Futures	Long	306	September 2018	30,600	47,231	82
5 Year U.S. Treasury Note Futures	Long	2,923	October 2018	292,300	332,103	761
10 Year Euro-Bund Futures	Long	527	September 2018	52,700	100,038	1,009
10 Year U.S. Treasury Note Futures	Long	450	September 2018	45,000	54,084	511
10 Year Ultra U.S. Treasury Note Futures	Short	400	September 2018	(40,000)	(51,294)	(279)
30 Year Euro-Buxl Futures	Long	21	September 2018	2,100	4,358	61
30 Year Ultra U.S. Treasury Bond Futures	Short	538	September 2018	(53,800)	(85,845)	57
						$2,257

10	Capital World Bond Fund

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2018 (000)
EUR17,550	USD20,337	Morgan Stanley	7/2/2018	$162
USD20,500	EUR17,550	Bank of America, N.A.	7/2/2018	1
USD27,931	MXN520,000	JPMorgan Chase	7/9/2018	1,790
USD20,947	ZAR264,925	UBS AG	7/9/2018	1,659
MXN236,400	USD11,561	Morgan Stanley	7/9/2018	323
USD1,731	TRY7,525	Bank of America, N.A.	7/9/2018	100
NOK164,584	USD20,118	Goldman Sachs	7/9/2018	99
JPY13,401,572	USD122,664	Goldman Sachs	7/9/2018	(1,538)
USD89,324	MYR355,000	JPMorgan Chase	7/10/2018	1,464
USD19,860	PLN71,900	JPMorgan Chase	7/10/2018	662
USD56,373	EUR47,725	Citibank	7/10/2018	596
USD25,833	GBP19,200	Citibank	7/10/2018	481
USD40,277	CHF39,550	JPMorgan Chase	7/10/2018	303
USD3,920	ZAR50,000	JPMorgan Chase	7/10/2018	280
USD5,193	GBP3,860	Citibank	7/10/2018	97
USD9,403	EUR8,000	Bank of America, N.A.	7/10/2018	53
USD9,027	EUR7,680	Bank of America, N.A.	7/10/2018	51
JPY1,280,928	EUR9,885	Citibank	7/10/2018	25
USD1,831	EUR1,550	Citibank	7/10/2018	19
USD2,939	EUR2,500	Bank of America, N.A.	7/10/2018	17
USD15,203	EUR12,995	JPMorgan Chase	7/10/2018	15
USD3,744	EUR3,200	JPMorgan Chase	7/10/2018	4
JPY481,342	EUR3,750	Goldman Sachs	7/10/2018	(32)
USD5,398	MXN110,000	JPMorgan Chase	7/10/2018	(131)
SEK71,695	EUR7,000	JPMorgan Chase	7/10/2018	(170)
JPY1,937,908	USD17,742	Citibank	7/10/2018	(226)
CHF39,565	USD40,292	JPMorgan Chase	7/10/2018	(303)
JPY6,000,000	USD54,669	JPMorgan Chase	7/10/2018	(436)
JPY7,356,342	USD67,167	Citibank	7/10/2018	(674)
PLN71,900	USD19,947	JPMorgan Chase	7/10/2018	(748)
MYR299,606	USD74,934	JPMorgan Chase	7/10/2018	(784)
EUR47,725	USD56,577	Bank of America, N.A.	7/10/2018	(799)
EUR214,830	USD252,511	Bank of America, N.A.	7/10/2018	(1,434)
USD38,506	GBP29,400	Morgan Stanley	7/11/2018	(316)
USD77,100	GBP58,763	JPMorgan Chase	7/11/2018	(494)
GBP117,689	USD158,600	Bank of America, N.A.	7/11/2018	(3,196)
USD38,341	THB1,216,600	Bank of America, N.A.	7/12/2018	1,609
USD69,408	INR4,677,750	JPMorgan Chase	7/12/2018	1,240
USD13,144	INR885,000	JPMorgan Chase	7/12/2018	247
USD7,037	GBP5,250	Citibank	7/12/2018	104
USD1,238	EUR1,050	JPMorgan Chase	7/12/2018	10
EUR11,044	USD13,016	JPMorgan Chase	7/12/2018	(107)
NOK131,600	USD16,347	Bank of America, N.A.	7/12/2018	(180)
JPY1,643,290	USD15,121	Bank of America, N.A.	7/12/2018	(266)
GBP28,088	USD37,648	Citibank	7/12/2018	(557)
USD20,956	BRL75,000	Citibank	7/13/2018	1,638
USD32,928	ILS117,650	Bank of America, N.A.	7/16/2018	729
AUD5,058	CAD5,000	Bank of America, N.A.	7/16/2018	(61)
EUR23,015	USD27,199	Bank of America, N.A.	7/16/2018	(288)
EUR74,700	USD89,495	UBS AG	7/16/2018	(2,151)
JPY5,570,000	USD50,565	JPMorgan Chase	7/17/2018	(194)
JPY12,195,000	USD110,748	JPMorgan Chase	7/18/2018	(458)
USD58,161	KRW62,796,800	Bank of America, N.A.	7/19/2018	1,790

Capital World Bond Fund	11

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2018 (000)
USD28,303	COP80,988,904	JPMorgan Chase	7/19/2018	$698
USD67,891	INR4,616,250	Citibank	7/19/2018	677
USD39,246	COP114,244,000	Bank of America, N.A.	7/19/2018	305
EUR34,344	USD39,960	Goldman Sachs	7/19/2018	207
USD7,762	GBP5,850	Morgan Stanley	7/19/2018	34
USD34,664	MXN724,000	Bank of America, N.A.	7/19/2018	(1,673)
USD33,937	PLN123,500	JPMorgan Chase	7/20/2018	956
USD38,155	MYR152,800	JPMorgan Chase	7/20/2018	346
EUR47,535	GBP41,930	Citibank	7/20/2018	207
USD11,274	INR763,890	JPMorgan Chase	7/20/2018	153
USD9,753	INR660,500	Goldman Sachs	7/20/2018	137
USD2,161	NZD3,000	JPMorgan Chase	7/20/2018	129
USD670	KRW724,000	Citibank	7/20/2018	21
JPY2,838,745	EUR22,150	JPMorgan Chase	7/20/2018	(230)
GBP41,686	EUR47,535	JPMorgan Chase	7/20/2018	(530)
PLN123,500	USD34,267	JPMorgan Chase	7/20/2018	(1,286)
USD152,145	PLN568,400	Bank of America, N.A.	7/23/2018	346
USD56,621	PLN211,000	Bank of America, N.A.	7/23/2018	270
USD2,981	GBP2,100	Bank of America, N.A.	7/23/2018	207
USD2,473	AUD3,200	JPMorgan Chase	7/23/2018	104
USD4,523	CAD6,000	Bank of New York Mellon	7/23/2018	(43)
USD40,488	INR2,778,700	Citibank	7/24/2018	54
EUR68,124	USD79,324	Goldman Sachs	7/25/2018	385
USD34,795	ILS125,800	JPMorgan Chase	7/25/2018	342
USD26,228	MYR105,000	JPMorgan Chase	7/25/2018	250
EUR24,973	USD29,079	Goldman Sachs	7/25/2018	141
USD3,440	NZD5,000	Morgan Stanley	7/25/2018	53
EUR18,600	USD21,714	Goldman Sachs	7/25/2018	49
EUR5,870	USD6,830	JPMorgan Chase	7/25/2018	38
USD2,064	NZD3,000	Goldman Sachs	7/25/2018	33
USD3,407	ZAR46,500	JPMorgan Chase	7/25/2018	29
USD1,632	ILS5,900	JPMorgan Chase	7/25/2018	16
USD3,358	GBP2,530	Bank of New York Mellon	7/25/2018	15
USD1,394	GBP1,050	Bank of New York Mellon	7/25/2018	6
USD4,433	AUD6,000	Bank of America, N.A.	7/25/2018	(8)
USD1,735	EUR1,490	Goldman Sachs	7/25/2018	(8)
USD1,684	EUR1,447	JPMorgan Chase	7/25/2018	(9)
USD1,776	EUR1,525	Goldman Sachs	7/25/2018	(9)
USD11,074	AUD15,000	Bank of America, N.A.	7/25/2018	(28)
SEK39,107	USD4,413	Citibank	7/25/2018	(39)
NOK42,502	EUR4,500	JPMorgan Chase	7/25/2018	(41)
USD21,187	EUR18,150	Bank of New York Mellon	7/25/2018	(49)
THB307,157	USD9,345	Bank of America, N.A.	7/25/2018	(68)
SEK42,771	USD4,907	Goldman Sachs	7/25/2018	(122)
USD31,439	EUR27,000	Goldman Sachs	7/25/2018	(153)
JPY2,794,283	USD25,449	Bank of America, N.A.	7/25/2018	(165)
EUR44,866	USD52,672	Bank of America, N.A.	7/25/2018	(177)
EUR47,856	USD56,183	Bank of America, N.A.	7/25/2018	(188)
JPY2,843,707	USD25,936	Goldman Sachs	7/25/2018	(206)
USD209,687	JPY23,200,398	Goldman Sachs	7/25/2018	(236)
JPY4,572,000	USD41,639	Bank of America, N.A.	7/25/2018	(271)
USD63,561	CAD84,530	JPMorgan Chase	7/25/2018	(768)
JPY23,200,398	USD211,297	Bank of America, N.A.	7/25/2018	(1,373)

12	Capital World Bond Fund

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2018 (000)
JPY22,306,959	USD203,453	Goldman Sachs	7/25/2018	$(1,613)
USD45,453	AUD61,200	Bank of America, N.A.	7/26/2018	158
EUR48,918	PLN213,000	Goldman Sachs	7/27/2018	358
JPY4,311,950	USD39,483	Morgan Stanley	7/27/2018	(462)
EUR40,899	USD47,566	Goldman Sachs	7/31/2018	311
EUR22,202	USD25,821	Goldman Sachs	7/31/2018	169
USD19,091	THB630,000	JPMorgan Chase	7/31/2018	59
GBP321	USD423	Goldman Sachs	7/31/2018	1
USD40,144	EUR34,370	JPMorgan Chase	7/31/2018	(90)
USD38,066	CNY252,700	Goldman Sachs	8/2/2018	(48)
USD20,383	EUR17,550	Morgan Stanley	8/2/2018	(164)
USD5,150	JPY560,000	JPMorgan Chase	8/20/2018	73
USD11,738	EUR10,000	Morgan Stanley	9/6/2018	(2)
USD32,587	INR2,174,200	Citibank	9/24/2018	1,184
USD3,493	BRL12,054	Citibank	10/19/2018	417
USD20,796	BRL70,000	Citibank	11/29/2018	3,000
USD9,077	BRL30,650	Citibank	11/29/2018	1,285
USD155,200	BRL529,000	JPMorgan Chase	12/4/2018	20,771
BRL529,000	USD139,578	Citibank	12/4/2018	(5,149)
USD5,301	EUR4,235	Citibank	12/13/2018	289
USD39,605	BRL132,300	Citibank	3/11/2019	6,287
BRL132,300	USD34,799	JPMorgan Chase	3/11/2019	(1,482)
USD74,307	BRL250,000	JPMorgan Chase	3/15/2019	11,373
USD5,015	EUR3,950	JPMorgan Chase	3/15/2019	303
USD1,587	EUR1,250	JPMorgan Chase	3/15/2019	96
BRL104,900	USD27,466	JPMorgan Chase	3/15/2019	(1,059)
USD5,393	EUR4,245	Goldman Sachs	4/12/2019	318
USD373,336	JPY40,150,000	Citibank	5/20/2019	1,267
				$36,203

Capital World Bond Fund	13

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
1.8935%	U.S. EFFR	9/26/2018		$1,359,800	$(90)	$—	$(90)
1.6505%	3-month USD-LIBOR	3/21/2019		250,000	(1,547)	—	(1,547)
3-month USD-LIBOR	1.598%	8/11/2019		62,500	712	—	712
6-month EURIBOR	(0.156)%	1/11/2020		€48,850	(58)	—	(58)
2.143%	3-month USD-LIBOR	1/11/2020		$60,000	(526)	—	(526)
3-month USD-LIBOR	1.6332%	5/23/2020		18,000	382	—	382
2.2425%	3-month AUD-BBSW	12/9/2020	A$	155,000	55	—	55
3-month NZD-BBR-FRA	2.67%	12/9/2020	NZ$	170,000	(332)	—	(332)
2.322%	3-month AUD-BBSW	12/15/2020	A$	205,000	185	—	185
3-month NZD-BBR-FRA	2.707%	12/18/2020	NZ$	225,000	(483)	—	(483)
1.2185%	3-month USD-LIBOR	2/8/2021		$70,000	(2,866)	—	(2,866)
1.1308%	6-month GBP-LIBOR	1/11/2023		£26,600	(217)	—	(217)
3-month USD-LIBOR	1.5075%	9/22/2026		$9,600	991	—	991
0.8153%	6-month EURIBOR	4/28/2027		€10,000	63	—	63
3-month SEK-STIBOR	1.125%	4/28/2027	SKr	100,000	(128)	—	(128)
6-month EURIBOR	0.7952%	5/23/2027		€12,500	(44)	—	(44)
3-month SEK-STIBOR	1.222%	8/8/2027	SKr	50,000	(97)	—	(97)
3-month USD-LIBOR	2.4785%	1/11/2028		$13,250	493	—	493
0.8613%	6-month EURIBOR	1/11/2028		€10,000	36	—	36
1.3798%	6-month GBP-LIBOR	1/11/2028		£18,350	(287)	—	(287)
1.5598%	6-month GBP-LIBOR	1/11/2038		10,700	(212)	—	(212)
1.4898%	6-month EURIBOR	11/24/2047		€8,250	85	—	85
1.4508%	6-month EURIBOR	12/15/2047		15,000	(16)	—	(16)
1.5768%	6-month EURIBOR	3/6/2048		20,000	717	—	717
1.4658%	6-month EURIBOR	4/20/2048		9,000	29	—	29
						$—	$(3,155)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Step bond; coupon rate may change at a later date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,535,718,000, which represented 11.62% of the net assets of the fund.
[5]	Coupon rate may change periodically.
[6]	Purchased on a TBA basis.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $20,621,000, which represented .16% of the net assets of the fund.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.

14	Capital World Bond Fund

Key to abbreviations and symbols

AUD/A$ = Australian dollars

BBR = Bank base rate

BBSW = Bank bill swap rate

BRL = Brazilian reais

CAD/C$ = Canadian dollars

CHF = Swiss francs

CNY = Chinese yuan renminbi

COP = Colombian pesos

DKr = Danish kroner

EFFR = Federal Funds Effective Rate

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward rate agreement

GBP/£ = British pounds

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

NZD/NZ$ = New Zealand dollars

PLN = Polish zloty

RON = Romanian leu

SEK/SKr = Swedish kronor

STIBOR = Stockholm Interbank Offered Rate

TBA = To-be-announced

THB = Thai baht

TRY = Turkish lira

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

Capital World Bond Fund	15

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2018	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $13,662,671)		$13,332,010
Cash		19,808
Cash denominated in currencies other than U.S. dollars (cost: $16,201)		16,137
Unrealized appreciation on open forward currency contracts		69,495
Receivables for:
Sales of investments	$340,480
Sales of fund’s shares	20,180
Closed forward currency contracts	2,006
Variation margin on futures contracts	255
Variation margin on swap contracts	686
Interest	116,511	480,118
		13,917,568
Liabilities:
Unrealized depreciation on open forward currency contracts		33,292
Payables for:
Purchases of investments	646,632
Repurchases of fund’s shares	9,867
Closed forward currency contracts	974
Investment advisory services	4,745
Services provided by related parties	2,261
Trustees’ deferred compensation	223
Variation margin on futures contracts	104
Variation margin on swap contracts	484
Other	5,140	670,430
Net assets at June 30, 2018		$13,213,846

Net assets consist of:
Capital paid in on shares of beneficial interest		$13,507,110
Undistributed net investment income		22,629
Accumulated net realized loss		(16,829)
Net unrealized depreciation		(299,064)
Net assets at June 30, 2018		$13,213,846

See Notes to Financial Statements

16	Capital World Bond Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (679,856 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share

Class A	$5,789,040	297,632		$19.45
Class C	241,877	12,649		19.12
Class T	10	—	*	19.45
Class F-1	253,949	13,087		19.41
Class F-2	1,175,292	60,516		19.42
Class F-3	1,956,621	100,670		19.44
Class 529-A	310,775	15,934		19.50
Class 529-C	76,093	3,949		19.27
Class 529-E	15,540	802		19.38
Class 529-T	10	1		19.45
Class 529-F-1	37,796	1,950		19.38
Class R-1	7,814	406		19.26
Class R-2	119,921	6,232		19.24
Class R-2E	4,414	227		19.41
Class R-3	140,121	7,215		19.42
Class R-4	102,138	5,255		19.44
Class R-5E	1,634	84		19.42
Class R-5	81,945	4,210		19.46
Class R-6	2,898,856	149,037		19.45

*	Amount less than one thousand.

See Notes to Financial Statements

Capital World Bond Fund	17

Statement of operations	unaudited
for the six months ended June 30, 2018	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $1,300)		$204,883
Fees and expenses*:
Investment advisory services	$28,638
Distribution services	10,643
Transfer agent services	7,965
Administrative services	2,098
Reports to shareholders	585
Registration statement and prospectus	364
Trustees’ compensation	46
Auditing and legal	11
Custodian	916
Other	267	51,533
Net investment income		153,350

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $1,195)	46,279
Futures contracts	(14,475)
Forward currency contracts	10,298
Swap contracts	18,464
Currency transactions	(5,682)	54,884
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $936)	(459,167)
Futures contracts	4,238
Forward currency contracts	31,000
Swap contracts	(3,217)
Currency translations	(4,073)	(431,219)
Net realized gain and unrealized depreciation		(376,335)
Net decrease in net assets resulting from operations		$(222,985)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

18	Capital World Bond Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended June 30, 2018*	Year ended December 31, 2017

Operations:
Net investment income	$153,350	$275,486
Net realized gain (loss)	54,884	(78,935)
Net unrealized (depreciation) appreciation	(431,219)	670,259
Net (decrease) increase in net assets resulting from operations	(222,985)	866,810

Dividends and distributions paid to shareholders:
Dividends from net investment income	(129,616)	(94,497)
Return of capital	—	(143,803)
Total dividends and distributions paid to shareholders	(129,616)	(238,300)

Net capital share transactions	847,419	151,478

Total increase in net assets	494,818	779,988

Net assets:
Beginning of period	12,719,028	11,939,040
End of period (including undistributed and distributions in excess of net investment income: $22,629 and $(1,105), respectively)	$13,213,846	$12,719,028

*	Unaudited.

See Notes to Financial Statements

Capital World Bond Fund	19

Notes to financial statements	unaudited

1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

20	Capital World Bond Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Capital World Bond Fund	21

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

22	Capital World Bond Fund

appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information

Capital World Bond Fund	23

and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$1,685,120	$—	$1,685,120
Japanese yen	—	1,365,700	—	1,365,700
Polish zloty	—	468,036	—	468,036
Mexican pesos	—	368,169	—	368,169
British pounds	—	340,916	—	340,916
Indian rupees	—	313,535	—	313,535
Malaysian ringgits	—	197,034	—	197,034
Danish kroner	—	190,509	—	190,509
South Korean won	—	165,385	—	165,385
Thai baht	—	135,007	—	135,007
Canadian dollars	—	100,580	—	100,580
Romanian leu	—	67,494	—	67,494
U.S. dollars	—	5,959,714	2,121	5,961,835
Other	—	696,507	—	696,507
Convertible stocks	—	—	3,341	3,341
Common stocks	—	2,008	2,809	4,817
Rights & warrants	—	—	182	182
Short-term securities	—	1,267,843	—	1,267,843
Total	$—	$13,323,557	$8,453	$13,332,010

24	Capital World Bond Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,551	$—	$—	$2,551
Unrealized appreciation on open forward currency contracts	—	69,495	—	69,495
Unrealized appreciation on interest rate swaps	—	3,748	—	3,748
Liabilities:
Unrealized depreciation on futures contracts	(294)	—	—	(294)
Unrealized depreciation on open forward currency contracts	—	(33,292)	—	(33,292)
Unrealized depreciation on interest rate swaps	—	(6,903)	—	(6,903)
Total	$2,257	$33,048	$—	$35,305

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in

Capital World Bond Fund	25

lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an

26	Capital World Bond Fund

opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive

Capital World Bond Fund	27

taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

28	Capital World Bond Fund

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $918,240,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open

Capital World Bond Fund	29

forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $3,996,091,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $3,501,632,000.

30	Capital World Bond Fund

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts, forward currency contracts and interest rate swaps as of, or for the six months ended, June 30, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2,551	Unrealized depreciation*	$294
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	69,495	Unrealized depreciation on open forward currency contracts	33,292
Forward currency	Currency	Receivables for closed forward currency contracts	2,006	Payables for closed forward currency contracts	974
Swaps	Interest	Unrealized appreciation*	3,748	Unrealized depreciation*	6,903
			$77,800		$41,463

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(14,475)	Net unrealized appreciation on futures contracts	$4,238
Forward currency	Currency	Net realized gain on forward currency contracts	10,298	Net unrealized appreciation on forward currency contracts	31,000
Swaps	Interest	Net realized gain on swap contracts	18,464	Net unrealized depreciation on swap contracts	(3,217)
			$14,287		$32,021

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur

Capital World Bond Fund	31

in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2018, if close-out netting was exercised (dollars in thousands):

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$5,636	$(5,636)	$—	$—	$—
Bank of New York Mellon	21	(21)	—	—	—
Citibank	18,298	(6,645)	—	(11,653)	—
Goldman Sachs	3,563	(3,563)	—	—	—
JPMorgan Chase	41,752	(9,322)	(32,430)	—	—
Morgan Stanley	572	(572)	—	—	—
UBS AG	1,659	(1,659)	—	—	—
Total	$71,501	$(27,418)	$(32,430)	$(11,653)	$—

Liabilities:
Bank of America, N.A.	$10,518	$(5,636)	$(4,882)	$—	$—
Bank of New York Mellon	92	(21)	—	—	71
Citibank	6,645	(6,645)	—	—	—
Goldman Sachs	4,594	(3,563)	(1,031)	—	—
JPMorgan Chase	9,322	(9,322)	—	—	—
Morgan Stanley	944	(572)	—	—	372
UBS AG	2,151	(1,659)	(492)	—	—
Total	$34,266	$(27,418)	$(6,405)	$—	$443

*	Non-cash collateral is shown on a settlement basis.

32	Capital World Bond Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Distributions in excess of ordinary income	$143,803
Capital loss carryforward*	(61,695)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Capital World Bond Fund	33

As of June 30, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$213,111
Gross unrealized depreciation on investments	(520,238)
Net unrealized depreciation on investments	(307,127)
Cost of investments	13,674,442

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Six months ended June 30, 2018					Year ended December 31, 2017
	Ordinary		Long-term	Total		Ordinary		Long-term	Return of		Total
Share class	income[1]		capital gains	paid		income		capital gains	capital		paid
Class A	$53,275		$—	$53,275		$41,963		$—	$63,859		$105,822
Class B2						—		—	—		—
Class C	1,300		—	1,300		1,244		—	1,893		3,137
Class T3	—	[4]	—	—	[4]	—	[4]	—	—	[4]	—	[4]
Class F-1	2,394		—	2,394		2,267		—	3,450		5,717
Class F-2	12,459		—	12,459		10,705		—	16,291		26,996
Class F-3[5]	21,274		—	21,274		10,363		—	15,769		26,132
Class 529-A	2,726		—	2,726		2,066		—	3,144		5,210
Class 529-B2						—		—	—		—
Class 529-C	382		—	382		384		—	585		969
Class 529-E	124		—	124		98		—	149		247
Class 529-T3	—	[4]	—	—	[4]	—	[4]	—	—	[4]	—	[4]
Class 529-F-1	381		—	381		285		—	434		719
Class R-1	42		—	42		40		—	61		101
Class R-2	702		—	702		592		—	901		1,493
Class R-2E	30		—	30		18		—	27		45
Class R-3	1,113		—	1,113		883		—	1,344		2,227
Class R-4	1,019		—	1,019		847		—	1,288		2,135
Class R-5E	13		—	13		1		—	1		2
Class R-5	906		—	906		709		—	1,079		1,788
Class R-6	31,476		—	31,476		22,032		—	33,527		55,559
Total	$129,616		$—	$129,616		$94,497		$—	$143,802		$238,299

[1]	All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2018.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Class T and 529-T shares began investment operations on April 7, 2017.
[4]	Amount less than one thousand.
[5]	Class F-3 shares began investment operations on January 27, 2017.

34	Capital World Bond Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.570% on the first $1 billion of average daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. For the six months ended June 30, 2018, the investment advisory services fee was $28,638,000, which was equivalent to an annualized rate of 0.438% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts

Capital World Bond Fund	35

billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

36	Capital World Bond Fund

For the six months ended June 30, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$ 7,206	$5,991		$ 293		Not applicable
Class C	1,308	271		66		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	326	212		68		Not applicable
Class F-2	Not applicable	472		281		Not applicable
Class F-3	Not applicable	171		470		Not applicable
Class 529-A	363	291		78		$103
Class 529-C	398	77		20		27
Class 529-E	38	7		4		5
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	34		9		12
Class R-1	39	6		2		Not applicable
Class R-2	460	218		31		Not applicable
Class R-2E	13	5		1		Not applicable
Class R-3	353	116		35		Not applicable
Class R-4	139	60		28		Not applicable
Class R-5E	Not applicable	1		—	*	Not applicable
Class R-5	Not applicable	23		21		Not applicable
Class R-6	Not applicable	10		691		Not applicable
Total class-specific expenses	$10,643	$7,965		$2,098		$147

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $46,000 in the fund’s statement of operations reflects $41,000 in current fees (either paid in cash or deferred) and a net increase of $4,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Capital World Bond Fund	37

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2018.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of						Net increase
	Sales[1]		dividends				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2018

Class A	$478,514	23,874	$52,547		2,646		$(454,091)	(22,711)	$76,970	3,809
Class C	19,744	1,001	1,286		66		(52,550)	(2,675)	(31,520)	(1,608)
Class T	—	—	—		—		—	—	—	—
Class F-1	41,664	2,086	2,349		119		(68,252)	(3,424)	(24,239)	(1,219)
Class F-2	319,163	15,948	12,286		620		(150,628)	(7,556)	180,821	9,012
Class F-3	351,991	17,602	20,662		1,042		(133,720)	(6,691)	238,933	11,953
Class 529-A	29,637	1,479	2,725		137		(25,509)	(1,272)	6,853	344
Class 529-C	6,299	318	382		19		(12,898)	(653)	(6,217)	(316)
Class 529-E	1,499	75	124		6		(1,084)	(54)	539	27
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	4,721	236	380		19		(3,860)	(194)	1,241	61
Class R-1	1,319	67	42		2		(1,793)	(90)	(432)	(21)
Class R-2	17,115	862	701		36		(21,086)	(1,063)	(3,270)	(165)
Class R-2E	1,549	77	30		1		(786)	(39)	793	39
Class R-3	23,174	1,157	1,112		56		(21,438)	(1,071)	2,848	142
Class R-4	24,923	1,239	1,019		51		(35,974)	(1,799)	(10,032)	(509)
Class R-5E	1,808	90	12		1		(150)	(8)	1,670	83
Class R-5	13,322	664	906		46		(14,330)	(717)	(102)	(7)
Class R-6	434,967	21,805	31,452		1,585		(53,856)	(2,686)	412,563	20,704
Total net increase (decrease)	$1,771,409	88,580	$128,015		6,452		$(1,052,005)	(52,703)	$847,419	42,329

38	Capital World Bond Fund

				Reinvestments of
				dividends and						Net (decrease)
	Sales[1]			distributions				Repurchases[1]		increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class A	$843,562	42,799		$104,105		5,271		$(1,204,932)	(61,430)	$(257,265)	(13,360)
Class B3	16	1		—		—		(4,228)	(222)	(4,212)	(221)
Class C	30,902	1,599		3,080		159		(106,869)	(5,549)	(72,887)	(3,791)
Class T4	10	—	[2]	—		—		—	—	10	— [2]
Class F-1	71,830	3,667		5,614		285		(131,369)	(6,681)	(53,925)	(2,729)
Class F-2	812,384	41,657		26,431		1,350		(1,852,794)	(93,637)	(1,013,979)	(50,630)
Class F-3[5]	1,862,336	93,612		25,543		1,281		(123,337)	(6,176)	1,764,542	88,717
Class 529-A	58,164	2,927		5,209		263		(54,804)	(2,774)	8,569	416
Class 529-B3	3	—	[2]	—		—		(406)	(21)	(403)	(21)
Class 529-C	11,918	610		969		50		(43,215)	(2,207)	(30,328)	(1,547)
Class 529-E	2,221	113		247		13		(3,295)	(168)	(827)	(42)
Class 529-T4	10	1		—	[2]	—	[2]	—	—	10	1
Class 529-F-1	8,157	415		719		37		(7,744)	(395)	1,132	57
Class R-1	1,677	86		101		5		(4,653)	(240)	(2,875)	(149)
Class R-2	29,899	1,538		1,491		76		(45,052)	(2,323)	(13,662)	(709)
Class R-2E	2,107	108		45		2		(537)	(27)	1,615	83
Class R-3	41,838	2,135		2,225		113		(50,170)	(2,563)	(6,107)	(315)
Class R-4	35,005	1,785		2,133		108		(34,431)	(1,756)	2,707	137
Class R-5E	95	5		1		—	[2]	(92)	(5)	4	— [2]
Class R-5	23,956	1,217		1,788		90		(21,700)	(1,102)	4,044	205
Class R-6	935,545	47,641		55,538		2,818		(1,165,768)	(59,352)	(174,685)	(8,893)
Total net increase (decrease)	$4,771,635	241,916		$235,239		11,921		$(4,855,396)	(246,628)	$151,478	7,209

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,347,451,000 and $7,051,068,000, respectively, during the six months ended June 30, 2018.

Capital World Bond Fund	39

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2018[4,5]	$19.97	$.22	$(.56)	$(.34)
12/31/2017	18.96	.42	.95	1.37
12/31/2016[4,8]	20.51	.10	(1.42)	(1.32)
9/30/2016	19.21	.38	1.15	1.53
9/30/2015	20.49	.39	(1.20)	(.81)
9/30/2014	20.32	.47	.13	.60
9/30/2013	21.63	.43	(1.02)	(.59)
Class C:
6/30/2018[4,5]	19.63	.14	(.55)	(.41)
12/31/2017	18.64	.26	.93	1.19
12/31/2016[4,8]	20.13	.06	(1.40)	(1.34)
9/30/2016	18.88	.22	1.12	1.34
9/30/2015	20.18	.23	(1.19)	(.96)
9/30/2014	20.01	.30	.13	.43
9/30/2013	21.30	.26	(1.00)	(.74)
Class T:
6/30/2018[4,5]	19.97	.24	(.56)	(.32)
12/31/2017[4,11]	19.32	.35	.60	.95
Class F-1:
6/30/2018[4,5]	19.92	.22	(.55)	(.33)
12/31/2017	18.92	.43	.94	1.37
12/31/2016[4,8]	20.46	.10	(1.41)	(1.31)
9/30/2016	19.09	.38	1.13	1.51
9/30/2015	20.37	.40	(1.21)	(.81)
9/30/2014	20.20	.47	.13	.60
9/30/2013	21.51	.43	(1.02)	(.59)
Class F-2:
6/30/2018[4,5]	19.94	.25	(.56)	(.31)
12/31/2017	18.93	.47	.95	1.42
12/31/2016[4,8]	20.49	.12	(1.42)	(1.30)
9/30/2016	19.20	.44	1.14	1.58
9/30/2015	20.48	.45	(1.21)	(.76)
9/30/2014	20.31	.52	.14	.66
9/30/2013	21.62	.49	(1.02)	(.53)
Class F-3:
6/30/2018[4,5]	19.95	.26	(.55)	(.29)
12/31/2017[4,12]	19.08	.48	.83	1.31

40	Capital World Bond Fund

Dividends, distributions and return of capital								Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments		expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]

$(.18)	$—	$—	$(.18)	$19.45	(1.72)%[6]	$5,789		.93%[7]		.93%[7]		2.20%[7]
(.14)	—	(.22)	(.36)	19.97	7.26	5,867		.96		.96		2.13
(.12)	(.07)	(.04)	(.23)	18.96	(6.51)[6]	5,824		.24	[6]	.24	[6]	.52	[6]
(.23)	—	—	(.23)	20.51	8.08	6,494		.94		.94		1.94
(.19)	(.28)	—	(.47)	19.21	(4.05)	6,393		.93		.93		1.99
(.43)	—	—	(.43)	20.49	2.98	7,176		.90		.90		2.27
(.44)	(.28)	—	(.72)	20.32	(2.80)	7,384		.91		.91		2.09

(.10)	—	—	(.10)	19.12	(2.10)[6]	242		1.72	[7]	1.72	[7]	1.40	[7]
(.08)	—	(.12)	(.20)	19.63	6.41	280		1.75		1.75		1.34
(.06)	(.07)	(.02)	(.15)	18.64	(6.72)[6]	337		.44	[6]	.44	[6]	.32	[6]
(.09)	—	—	(.09)	20.13	7.19	390		1.74		1.74		1.14
(.06)	(.28)	—	(.34)	18.88	(4.80)	431		1.73		1.73		1.19
(.26)	—	—	(.26)	20.18	2.17	552		1.70		1.70		1.49
(.27)	(.28)	—	(.55)	20.01	(3.55)	654		1.71		1.71		1.28

(.20)	—	—	(.20)	19.45	(1.62)[6,9]	—	[10]	.73	[7,9]	.73	[7,9]	2.40	[7,9]
(.12)	—	(.18)	(.30)	19.97	4.95 [6,9]	—	[10]	.73	[7,9]	.73	[7,9]	2.37	[7,9]

(.18)	—	—	(.18)	19.41	(1.68)[6]	254		.92	[7]	.92	[7]	2.21	[7]
(.15)	—	(.22)	(.37)	19.92	7.28	285		.91		.91		2.18
(.12)	(.07)	(.04)	(.23)	18.92	(6.47)[6]	322		.22	[6]	.22	[6]	.53	[6]
(.14)	—	—	(.14)	20.46	8.01	368		.94		.94		1.98
(.19)	(.28)	—	(.47)	19.09	(4.05)	2,106		.91		.91		2.03
(.43)	—	—	(.43)	20.37	3.01	1,951		.90		.90		2.27
(.44)	(.28)	—	(.72)	20.20	(2.81)	1,896		.91		.91		2.09

(.21)	—	—	(.21)	19.42	(1.56)[6]	1,175		.60	[7]	.60	[7]	2.53	[7]
(.16)	—	(.25)	(.41)	19.94	7.54	1,027		.67		.67		2.41
(.14)	(.07)	(.05)	(.26)	18.93	(6.42)[6]	1,933		.16	[6]	.16	[6]	.60	[6]
(.29)	—	—	(.29)	20.49	8.37	1,876		.65		.65		2.21
(.24)	(.28)	—	(.52)	19.20	(3.77)	811		.65		.65		2.28
(.49)	—	—	(.49)	20.48	3.29	990		.61		.61		2.54
(.50)	(.28)	—	(.78)	20.31	(2.53)	621		.64		.64		2.35

(.22)	—	—	(.22)	19.44	(1.48)[6]	1,957		.54	[7]	.54	[7]	2.59	[7]
(.17)	—	(.27)	(.44)	19.95	6.94 [6]	1,770		.55	[7]	.55	[7]	2.58	[7]

See end of table for footnotes.

Capital World Bond Fund	41

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2018[4,5]	$20.02	$.21	$(.56)	$(.35)
12/31/2017	19.01	.41	.95	1.36
12/31/2016[4,8]	20.57	.10	(1.44)	(1.34)
9/30/2016	19.26	.37	1.15	1.52
9/30/2015	20.54	.38	(1.21)	(.83)
9/30/2014	20.37	.45	.13	.58
9/30/2013	21.68	.42	(1.03)	(.61)
Class 529-C:
6/30/2018[4,5]	19.78	.13	(.55)	(.42)
12/31/2017	18.77	.25	.94	1.19
12/31/2016[4,8]	20.27	.06	(1.41)	(1.35)
9/30/2016	19.00	.21	1.14	1.35
9/30/2015	20.32	.22	(1.20)	(.98)
9/30/2014	20.14	.29	.14	.43
9/30/2013	21.45	.25	(1.02)	(.77)
Class 529-E:
6/30/2018[4,5]	19.90	.19	(.55)	(.36)
12/31/2017	18.89	.37	.95	1.32
12/31/2016[4,8]	20.43	.09	(1.42)	(1.33)
9/30/2016	19.14	.33	1.14	1.47
9/30/2015	20.41	.34	(1.20)	(.86)
9/30/2014	20.24	.41	.13	.54
9/30/2013	21.55	.37	(1.02)	(.65)
Class 529-T:
6/30/2018[4,5]	19.97	.23	(.55)	(.32)
12/31/2017[4,11]	19.32	.34	.61	.95
Class 529-F-1:
6/30/2018[4,5]	19.90	.23	(.55)	(.32)
12/31/2017	18.90	.45	.94	1.39
12/31/2016[4,8]	20.46	.11	(1.42)	(1.31)
9/30/2016	19.16	.41	1.15	1.56
9/30/2015	20.44	.42	(1.20)	(.78)
9/30/2014	20.27	.49	.14	.63
9/30/2013	21.58	.46	(1.02)	(.56)
Class R-1:
6/30/2018[4,5]	19.77	.14	(.54)	(.40)
12/31/2017	18.77	.27	.94	1.21
12/31/2016[4,8]	20.27	.07	(1.41)	(1.34)
9/30/2016	19.01	.23	1.13	1.36
9/30/2015	20.31	.25	(1.20)	(.95)
9/30/2014	20.14	.31	.14	.45
9/30/2013	21.44	.28	(1.02)	(.74)

42	Capital World Bond Fund

Dividends, distributions and return of capital								Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments		expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]

$(.17)	$—	$—	$(.17)	$19.50	(1.75)%[6]	$311		1.00%[7]		1.00%[7]		2.12%[7]
(.14)	—	(.21)	(.35)	20.02	7.18	312		1.02		1.02		2.07
(.11)	(.07)	(.04)	(.22)	19.01	(6.53)[6]	289		.26	[6]	.26	[6]	.50	[6]
(.21)	—	—	(.21)	20.57	7.95	314		1.03		1.03		1.85
(.17)	(.28)	—	(.45)	19.26	(4.12)	315		1.02		1.02		1.91
(.41)	—	—	(.41)	20.54	2.88	358		.99		.99		2.19
(.42)	(.28)	—	(.70)	20.37	(2.87)	372		.99		.99		2.01

(.09)	—	—	(.09)	19.27	(2.11)[6]	76		1.76	[7]	1.76	[7]	1.37	[7]
(.07)	—	(.11)	(.18)	19.78	6.38	84		1.80		1.80		1.30
(.06)	(.07)	(.02)	(.15)	18.77	(6.74)[6]	109		.45	[6]	.45	[6]	.31	[6]
(.08)	—	—	(.08)	20.27	7.19	122		1.80		1.80		1.08
(.06)	(.28)	—	(.34)	19.00	(4.91)	128		1.79		1.79		1.14
(.25)	—	—	(.25)	20.32	2.15	152		1.77		1.77		1.41
(.26)	(.28)	—	(.54)	20.14	(3.67)	165		1.77		1.77		1.22

(.16)	—	—	(.16)	19.38	(1.84)[6]	15		1.17	[7]	1.17	[7]	1.96	[7]
(.12)	—	(.19)	(.31)	19.90	7.04	15		1.19		1.19		1.90
(.10)	(.07)	(.04)	(.21)	18.89	(6.59)[6]	15		.30	[6]	.30	[6]	.46	[6]
(.18)	—	—	(.18)	20.43	7.77	17		1.21		1.21		1.68
(.13)	(.28)	—	(.41)	19.14	(4.29)	16		1.21		1.21		1.72
(.37)	—	—	(.37)	20.41	2.69	19		1.20		1.20		1.98
(.38)	(.28)	—	(.66)	20.24	(3.11)	20		1.21		1.21		1.79

(.20)	—	—	(.20)	19.45	(1.64)[6,9]	—	[10]	.76	[7,9]	.76	[7,9]	2.37	[7,9]
(.12)	—	(.18)	(.30)	19.97	4.91 [6,9]	—	[10]	.78	[7,9]	.78	[7,9]	2.33	[7,9]

(.20)	—	—	(.20)	19.38	(1.64)[6]	38		.77	[7]	.77	[7]	2.36	[7]
(.15)	—	(.24)	(.39)	19.90	7.41	38		.80		.80		2.30
(.13)	(.07)	(.05)	(.25)	18.90	(6.45)[6]	35		.20	[6]	.20	[6]	.56	[6]
(.26)	—	—	(.26)	20.46	8.18	39		.81		.81		2.08
(.22)	(.28)	—	(.50)	19.16	(3.92)	42		.79		.79		2.14
(.46)	—	—	(.46)	20.44	3.13	45		.77		.77		2.40
(.47)	(.28)	—	(.75)	20.27	(2.67)	39		.77		.77		2.23

(.11)	—	—	(.11)	19.26	(2.05)[6]	8		1.67	[7]	1.67	[7]	1.46	[7]
(.08)	—	(.13)	(.21)	19.77	6.49	9		1.68		1.68		1.41
(.07)	(.07)	(.02)	(.16)	18.77	(6.69)[6]	11		.42	[6]	.42	[6]	.34	[6]
(.10)	—	—	(.10)	20.27	7.24	12		1.68		1.68		1.20
(.07)	(.28)	—	(.35)	19.01	(4.74)	14		1.66		1.66		1.26
(.28)	—	—	(.28)	20.31	2.24	17		1.65		1.65		1.53
(.28)	(.28)	—	(.56)	20.14	(3.52)	17		1.64		1.64		1.35

See end of table for footnotes.

Capital World Bond Fund	43

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2018[4,5]	$19.75	$.15	$(.55)	$(.40)
12/31/2017	18.76	.28	.94	1.22
12/31/2016[4,8]	20.27	.07	(1.42)	(1.35)
9/30/2016	19.00	.23	1.14	1.37
9/30/2015	20.30	.24	(1.20)	(.96)
9/30/2014	20.13	.30	.14	.44
9/30/2013	21.43	.27	(1.01)	(.74)
Class R-2E:
6/30/2018[4,5]	19.93	.18	(.56)	(.38)
12/31/2017	18.93	.34	.95	1.29
12/31/2016[4,8]	20.47	.08	(1.42)	(1.34)
9/30/2016	19.20	.30	1.18	1.48
9/30/2015	20.50	.42	(1.21)	(.79)
9/30/2014[4,13]	21.00	.04	(.54)	(.50)
Class R-3:
6/30/2018[4,5]	19.94	.19	(.55)	(.36)
12/31/2017	18.93	.37	.95	1.32
12/31/2016[4,8]	20.47	.09	(1.42)	(1.33)
9/30/2016	19.17	.32	1.15	1.47
9/30/2015	20.45	.34	(1.21)	(.87)
9/30/2014	20.28	.41	.13	.54
9/30/2013	21.58	.37	(1.02)	(.65)
Class R-4:
6/30/2018[4,5]	19.95	.22	(.55)	(.33)
12/31/2017	18.95	.43	.94	1.37
12/31/2016[4,8]	20.50	.11	(1.42)	(1.31)
9/30/2016	19.21	.39	1.14	1.53
9/30/2015	20.48	.40	(1.20)	(.80)
9/30/2014	20.31	.47	.14	.61
9/30/2013	21.62	.44	(1.03)	(.59)
Class R-5E:
6/30/2018[4,5]	19.94	.25	(.56)	(.31)
12/31/2017	18.94	.46	.94	1.40
12/31/2016[4,8]	20.50	.11	(1.42)	(1.31)
9/30/2016[4,14]	19.02	.36	1.37	1.73
Class R-5:
6/30/2018[4,5]	19.98	.25	(.55)	(.30)
12/31/2017	18.97	.49	.95	1.44
12/31/2016[4,8]	20.54	.12	(1.42)	(1.30)
9/30/2016	19.24	.45	1.15	1.60
9/30/2015	20.52	.47	(1.22)	(.75)
9/30/2014	20.35	.54	.13	.67
9/30/2013	21.66	.50	(1.02)	(.52)

44	Capital World Bond Fund

Dividends, distributions and return of capital								Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments		expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]

$(.11)	$—	$—	$(.11)	$19.24	(2.02)%[6]	$120		1.63%[7]		1.63%[7]		1.50%[7]
(.09)	—	(.14)	(.23)	19.75	6.50	126		1.65		1.65		1.44
(.06)	(.07)	(.03)	(.16)	18.76	(6.71)[6]	133		.42	[6]	.42	[6]	.34	[6]
(.10)	—	—	(.10)	20.27	7.26	148		1.70		1.70		1.18
(.06)	(.28)	—	(.34)	19.00	(4.78)	149		1.70		1.70		1.23
(.27)	—	—	(.27)	20.30	2.19	168		1.71		1.71		1.47
(.28)	(.28)	—	(.56)	20.13	(3.54)	177		1.67		1.67		1.32

(.14)	—	—	(.14)	19.41	(1.93)[6]	4		1.35	[7]	1.35	[7]	1.79	[7]
(.12)	—	(.17)	(.29)	19.93	6.81	4		1.37		1.37		1.74
(.09)	(.07)	(.04)	(.20)	18.93	(6.57)[6]	2		.34	[6]	.34	[6]	.42	[6]
(.21)	—	—	(.21)	20.47	7.75	1		1.33		1.33		1.53
(.23)	(.28)	—	(.51)	19.20	(3.94)[9]	—	[10]	.78	[9]	.78	[9]	2.13	[9]
—	—	—	—	20.50	(2.38)[6,9]	—	[10]	.06	[6,9]	.06	[6,9]	.17	[6,9]

(.16)	—	—	(.16)	19.42	(1.84)[6]	140		1.18	[7]	1.18	[7]	1.95	[7]
(.12)	—	(.19)	(.31)	19.94	7.01	141		1.20		1.20		1.89
(.10)	(.07)	(.04)	(.21)	18.93	(6.58)[6]	140		.29	[6]	.29	[6]	.47	[6]
(.17)	—	—	(.17)	20.47	7.78	151		1.23		1.23		1.65
(.13)	(.28)	—	(.41)	19.17	(4.34)	151		1.22		1.22		1.71
(.37)	—	—	(.37)	20.45	2.67	174		1.21		1.21		1.97
(.37)	(.28)	—	(.65)	20.28	(3.06)	184		1.21		1.21		1.79

(.18)	—	—	(.18)	19.44	(1.65)[6]	102		.88	[7]	.88	[7]	2.25	[7]
(.15)	—	(.22)	(.37)	19.95	7.28	115		.89		.89		2.20
(.12)	(.07)	(.05)	(.24)	18.95	(6.48)[6]	107		.22	[6]	.22	[6]	.54	[6]
(.24)	—	—	(.24)	20.50	8.09	118		.90		.90		1.98
(.19)	(.28)	—	(.47)	19.21	(3.96)	100		.88		.88		2.05
(.44)	—	—	(.44)	20.48	3.02	112		.87		.87		2.30
(.44)	(.28)	—	(.72)	20.31	(2.78)	108		.88		.88		2.12

(.21)	—	—	(.21)	19.42	(1.57)[6]	2		.66	[7]	.66	[7]	2.53	[7]
(.16)	—	(.24)	(.40)	19.94	7.41	—	[10]	.74		.72		2.33
(.13)	(.07)	(.05)	(.25)	18.94	(6.45)[6]	—	[10]	.19	[6]	.19	[6]	.56	[6]
(.25)	—	—	(.25)	20.50	9.21 [6]	—	[10]	.72	[7]	.72	[7]	2.12	[7]

(.22)	—	—	(.22)	19.46	(1.55)[6]	82		.57	[7]	.57	[7]	2.55	[7]
(.17)	—	(.26)	(.43)	19.98	7.65	84		.59		.59		2.50
(.15)	(.07)	(.05)	(.27)	18.97	(6.42)[6]	76		.14	[6]	.14	[6]	.62	[6]
(.30)	—	—	(.30)	20.54	8.45	79		.59		.59		2.29
(.25)	(.28)	—	(.53)	19.24	(3.71)	152		.58		.58		2.35
(.50)	—	—	(.50)	20.52	3.32	162		.57		.57		2.62
(.51)	(.28)	—	(.79)	20.35	(2.47)	189		.57		.57		2.42

See end of table for footnotes.

Capital World Bond Fund	45

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
6/30/2018[4,5]	$19.97	$.26	$(.56)	$(.30)
12/31/2017	18.96	.50	.95	1.45
12/31/2016[4,8]	20.54	.12	(1.43)	(1.31)
9/30/2016	19.24	.46	1.15	1.61
9/30/2015	20.52	.48	(1.22)	(.74)
9/30/2014	20.34	.54	.15	.69
9/30/2013	21.66	.52	(1.04)	(.52)

	Six months		Three months
	ended	Year ended	ended
Portfolio turnover rate	June 30,	December 31,	December 31,	Year ended September 30
for all share classes[15]	2018[4,5,6]	2017	2016[4,6,8]	2016	2015	2014	2013

Excluding mortgage dollar roll transactions	57%	95%	15%	91%	106%	Not available
Including mortgage dollar roll transactions	71%	111%	19%	138%	185%	205%	199%

See Notes to Financial Statements

46	Capital World Bond Fund

Dividends, distributions and return of capital							Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments		expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]

$(.22)	$—	$—	$(.22)	$19.45	(1.52)%[6]	$2,899	.52%[7]		.52%[7]		2.62%[7]
(.17)	—	(.27)	(.44)	19.97	7.72	2,562	.54		.54		2.56
(.14)	(.07)	(.06)	(.27)	18.96	(6.43)[6]	2,602	.14	[6]	.14	[6]	.62	[6]
(.31)	—	—	(.31)	20.54	8.51	2,483	.53		.53		2.35
(.26)	(.28)	—	(.54)	19.24	(3.66)	1,783	.53		.53		2.42
(.51)	—	—	(.51)	20.52	3.44	1,262	.52		.52		2.63
(.52)	(.28)	—	(.80)	20.34	(2.47)	727	.52		.52		2.51

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	In 2016, the fund changed its fiscal year-end from September to December.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-2E shares began investment operations on August 29, 2014.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

Capital World Bond Fund	47

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2018, through June 30, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

48	Capital World Bond Fund

	Beginning account value 1/1/2018	Ending account value 6/30/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$982.81	$4.57	.93%
Class A – assumed 5% return	1,000.00	1,020.18	4.66	.93
Class C – actual return	1,000.00	978.98	8.44	1.72
Class C – assumed 5% return	1,000.00	1,016.27	8.60	1.72
Class T – actual return	1,000.00	983.78	3.59	.73
Class T – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class F-1 – actual return	1,000.00	983.23	4.52	.92
Class F-1 – assumed 5% return	1,000.00	1,020.23	4.61	.92
Class F-2 – actual return	1,000.00	984.42	2.95	.60
Class F-2 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class F-3 – actual return	1,000.00	985.22	2.66	.54
Class F-3 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 529-A – actual return	1,000.00	982.51	4.92	1.00
Class 529-A – assumed 5% return	1,000.00	1,019.84	5.01	1.00
Class 529-C – actual return	1,000.00	978.92	8.64	1.76
Class 529-C – assumed 5% return	1,000.00	1,016.07	8.80	1.76
Class 529-E – actual return	1,000.00	981.62	5.75	1.17
Class 529-E – assumed 5% return	1,000.00	1,018.99	5.86	1.17
Class 529-T – actual return	1,000.00	983.63	3.74	.76
Class 529-T – assumed 5% return	1,000.00	1,021.03	3.81	.76
Class 529-F-1 – actual return	1,000.00	983.55	3.79	.77
Class 529-F-1 – assumed 5% return	1,000.00	1,020.98	3.86	.77
Class R-1 – actual return	1,000.00	979.53	8.20	1.67
Class R-1 – assumed 5% return	1,000.00	1,016.51	8.35	1.67
Class R-2 – actual return	1,000.00	979.76	8.00	1.63
Class R-2 – assumed 5% return	1,000.00	1,016.71	8.15	1.63
Class R-2E – actual return	1,000.00	980.75	6.63	1.35
Class R-2E – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class R-3 – actual return	1,000.00	981.56	5.80	1.18
Class R-3 – assumed 5% return	1,000.00	1,018.94	5.91	1.18
Class R-4 – actual return	1,000.00	983.51	4.33	.88
Class R-4 – assumed 5% return	1,000.00	1,020.43	4.41	.88
Class R-5E – actual return	1,000.00	984.30	3.25	.66
Class R-5E – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-5 – actual return	1,000.00	984.54	2.80	.57
Class R-5 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class R-6 – actual return	1,000.00	984.83	2.56	.52
Class R-6 – assumed 5% return	1,000.00	1,022.22	2.61	.52

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Capital World Bond Fund	49

Approval of Investment Advisory and Service Agreement

Capital World Bond Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2019. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing, over the long term, a high level of total return consistent with prudent investment management. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant

50	Capital World Bond Fund

market and fund indexes, over various periods through October 31, 2017. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper Global Income Funds Average and the Bloomberg Barclays Global Aggregate Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 15-year, 20-year and lifetime periods, placing greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees generally compared favorably to those of other similar funds included in the Lipper Global Income Funds category, and while expenses were slightly higher than those in the category, such expenses less distribution expenses generally compared favorably to those of other funds in the category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed

Capital World Bond Fund	51

CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of any economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

52	Capital World Bond Fund

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Capital World Bond Fund	59

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

60	Capital World Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2018, portfolio of Capital World Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Bond Fund®
Investment portfolio
June 30, 2018
unaudited
Bonds, notes & other debt instruments 91.24% Euros 12.75%	Principal amount (000)	Value (000)
Allianz SE, 0.25% 2023	€1,900	$2,208
Allianz SE 1.375% 2031	1,900	2,227
Allianz SE 5.625% 2042 (3-month EUR-LIBOR + 5.00% on 10/17/2022)[1]	1,600	2,184
Allianz SE 4.75% (undated) (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	13,900	18,091
Assicurazioni Generali SPA 5.125% 2024	2,300	3,276
Aviva PLC, subordinated 6.125% 2043 (5 year EURO Mid Swap + 5.13% on 7/5/2023)[1]	6,500	8,987
AXA SA 3.25% 2049[1]	2,000	2,247
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024 (5 year EURO Mid Swap + 2.55% on 4/11/2019)[1]	14,500	17,290
Belgium (Kingdom of), Series 79, 0.20% 2023	15,500	18,347
Belgium (Kingdom of), Series 68, 2.25% 2023	7	9
Belgium (Kingdom of), Series 82, 0.50% 2024	64,690	77,266
Belgium (Kingdom of), Series 77, 1.00% 2026	38,480	47,103
Belgium (Kingdom of), Series 85, 0.80% 2028	2,500	2,952
BMW Finance NV 1.00% 2022	3,000	3,609
Buzzi Unicem SPA 2.125% 2023	2,000	2,411
CaixaBank, SA 5.00% 2023 (5 year EURO Mid Swap + 3.95% on 11/14/2018)[1]	19,100	22,686
CaixaBank, SA 3.50% 2027 (5 year EURO Mid Swap + 3.35% on 2/15/2022)[1]	5,800	7,121
Chubb Ltd. 1.55% 2028	1,540	1,787
Cloverie PLC 1.75% 2024	7,100	8,786
Cote d’Ivoire (Republic of) 5.25% 2030[2]	5,200	5,834
Daimler AG 1.00% 2027	2,000	2,221
Deutsche Telekom International Finance BV 0.875% 2024	2,300	2,709
Egypt (Arab Republic of) 4.75% 2026	525	565
Egypt (Arab Republic of) 5.625% 2030	3,720	3,914
Enel Finance International SA 1.00% 2024	4,000	4,619
European Financial Stability Facility 0.40% 2025	26,000	30,479
French Republic O.A.T. 1.00% 2019	7,080	8,385
French Republic O.A.T. 0% 2021	19,200	22,723
French Republic O.A.T. 2.25% 2024	58,455	77,360
French Republic O.A.T. 1.00% 2027	20,850	25,475
French Republic O.A.T. 3.25% 2045	4,825	7,914
French Republic O.A.T. 2.00% 2048	8,300	10,764
Germany (Federal Republic of) 1.50% 2024	1,250	1,603
Germany (Federal Republic of) 1.75% 2024	26,210	33,982
Germany (Federal Republic of) 0.50% 2026	2,900	3,501
Germany (Federal Republic of) 0.25% 2027	7,000	8,221
Germany (Federal Republic of) 0.50% 2028	26,060	30,989
Germany (Federal Republic of) 2.50% 2046	36,700	58,882
Germany (Federal Republic of) 1.25% 2048	78,175	96,667
Greece (Hellenic Republic of) 3.50% 2023	8,059	9,587
Greece (Hellenic Republic of) 3.375% 2025	20,000	23,193
Greece (Hellenic Republic of) 3.75% 2028	3,193	3,675
Greece (Hellenic Republic of) 3.90% 2033	8,836	9,655
Greece (Hellenic Republic of) 4.00% 2037	9,059	9,688
Greece (Hellenic Republic of) 4.20% 2042	9,009	9,636
Groupe BPCE SA 2.75% 2026 (5 year EURO Mid Swap + 1.83% on 7/8/2021)[1]	14,600	17,785
HeidelbergCement AG 1.50% 2025	2,000	2,370
Capital World Bond Fund — Page 1 of 28

unaudited
Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 3.375% 2024 (5 year EURO Mid Swap + 1.95% on 1/10/2019)[1]	€6,850	$8,133
Indonesia (Republic of) 3.375% 2025	1,400	1,761
Intesa Sanpaolo SpA 6.625% 2023	15,870	21,677
Ireland (Republic of) 1.00% 2026	10,000	12,124
Ireland (Republic of) 0.90% 2028	50,100	59,011
Ireland (Republic of) 2.40% 2030	5,005	6,762
Italy (Republic of) 1.35% 2022	15,550	18,089
Italy (Republic of) 0.95% 2023	70,125	79,084
Italy (Republic of) 0.95% 2023	7,450	8,403
Italy (Republic of) 4.75% 2023	13,200	17,586
Italy (Republic of) 1.85% 2024	9,250	10,675
Italy (Republic of) 4.50% 2024	16,350	21,566
Italy (Republic of) 1.50% 2025	12,650	14,054
Italy (Republic of) 2.05% 2027	28,900	32,211
Italy (Republic of) 2.00% 2028	20,120	22,201
Italy (Republic of) 2.95% 2038	6,750	7,616
Lloyds Banking Group PLC 6.50% 2020	4,850	6,254
Metropolitan Life Global Funding I 0.875% 2022[3]	1,000	1,191
NN Group NV, 4.50% (undated) (3-month EUR-LIBOR + 4.00% on 1/15/2026)[1]	10,400	12,569
Portuguese Republic 2.875% 2025	61,075	79,426
Portuguese Republic 2.875% 2026	12,515	16,192
Portuguese Republic 4.125% 2027	48,860	68,733
Portuguese Republic 2.125% 2028	9,075	10,938
Praxair, Inc. 1.20% 2024	1,500	1,820
Rabobank Nederland 2.50% 2026 (5 year EURO Mid Swap + 1.40% on 5/26/2021)[1]	14,650	17,833
Romania 2.75% 2025	5,735	7,194
Romania 2.50% 2030	1,825	2,045
Romania 3.875% 2035	12,375	14,791
Romania 3.375% 2038	21,585	23,903
Spain (Kingdom of) 0.40% 2022	8,970	10,598
Spain (Kingdom of) 1.80% 2024[4]	2,062	2,807
Spain (Kingdom of) 1.45% 2027	97,280	115,627
Spain (Kingdom of) 1.50% 2027	52,800	63,264
Spain (Kingdom of) 1.40% 2028	7,790	9,162
Spain (Kingdom of) 1.40% 2028	6,500	7,608
Spain (Kingdom of) 2.90% 2046	11,950	15,239
Spain (Kingdom of) 2.70% 2048	46,970	57,084
State Grid Overseas Investment Ltd. 1.25% 2022	2,000	2,389
Svenska Handelsbanken AB 2.656% 2024 (5 year EURO Mid Swap + 1.43% on 1/15/2019)[1]	9,650	11,419
Sweden (Kingdom of) 0.125% 2023	3,000	3,533
Toyota Motor Credit Corp. 0.625% 2024	2,000	2,308
Vale SA 3.75% 2023	3,950	5,092
Veolia Environnement 4.247% 2021	450	580
Wellcome Trust Ltd. 1.125% 2027	3,000	3,585
		1,685,120
Japanese yen 10.34%
Japan, Series 128, 0.10% 2021	¥9,961,600	90,585
Japan, Series 134, 0.10% 2022	5,470,000	49,878
Japan, Series 17, 0.10% 2023[4]	2,893,980	27,172
Japan, Series 18, 0.10% 2024[4]	16,316,520	153,490
Japan, Series 19, 0.10% 2024[4]	11,840,620	112,027
Japan, Series 337, 0.30% 2024	7,065,000	65,372
Japan, Series 20, 0.10% 2025[4]	4,047,120	38,327
Japan, Series 340, 0.40% 2025	1,875,000	17,499
Capital World Bond Fund — Page 2 of 28

unaudited
Bonds, notes & other debt instruments Japanese yen (continued)	Principal amount (000)	Value (000)
Japan, Series 21, 0.10% 2026[4]	¥4,064,819	$38,715
Japan, Series 344, 0.10% 2026	3,760,000	34,319
Japan, Series 346, 0.10% 2027	25,580,000	233,238
Japan, Series 116, 2.20% 2030	2,121,400	23,808
Japan, Series 145, 1.70% 2033	8,945,000	97,737
Japan, Series 150, 1.40% 2034	1,615,000	17,064
Japan, Series 161, 0.60% 2037	8,895,000	82,385
Japan, Series 42, 1.70% 2044	8,110,000	91,575
Japan, Series 53, 0.60% 2046	2,695,000	23,776
Japan, Series 57, 0.80% 2047	18,231,550	168,733
		1,365,700
Polish zloty 3.54%
Poland (Republic of), Series 0420, 1.50% 2020	PLN131,300	35,037
Poland (Republic of), Series 1020, 5.25% 2020	285,150	82,272
Poland (Republic of), Series 1021, 5.75% 2021	631,370	188,813
Poland (Republic of), Series 0922, 5.75% 2022	212,555	64,629
Poland (Republic of), Series 1023, 4.00% 2023	143,630	41,109
Poland (Republic of), Series 0725, 3.25% 2025	178,800	48,592
Poland (Republic of), Series 0727, 2.50% 2027	30,000	7,584
		468,036
Mexican pesos 2.79%
América Móvil, SAB de CV 8.46% 2036	MXN15,000	665
Red de Carreteras de Occidente 9.00% 2028[2]	36,950	1,799
United Mexican States 4.00% 2040[4]	150,861	7,913
United Mexican States 4.00% 2046[4]	31,878	1,677
United Mexican States, Series M, 6.50% 2021	2,584,200	126,094
United Mexican States, Series M, 7.25% 2021	120,000	5,961
United Mexican States, Series M, 6.50% 2022	376,800	18,218
United Mexican States, Series M, 8.00% 2023	60,000	3,067
United Mexican States, Series M20, 10.00% 2024	946,700	53,577
United Mexican States, Series M, 5.75% 2026	2,694,000	121,257
United Mexican States, Series M, 7.50% 2027	167,000	8,364
United Mexican States, Series M30, 10.00% 2036	182,500	11,334
United Mexican States, Series M, 7.75% 2042	162,333	8,243
		368,169
British pounds 2.58%
Barclays Bank PLC 10.00% 2021	£200	317
Electricité de France SA 6.00% 2114	700	1,200
France Télécom 8.125% 2028	1,700	3,322
HSBC Holdings PLC 2.175% 2023[1]	5,850	7,683
National Grid Transco PLC 4.00% 2027	2,475	3,740
Nestlé Finance International Ltd. 2.25% 2023	400	548
United Kingdom 2.00% 2020	13,250	17,943
United Kingdom 1.75% 2022	19,400	26,493
United Kingdom 2.25% 2023	30,050	42,135
United Kingdom 2.75% 2024	17,250	25,022
United Kingdom 1.25% 2027	58,250	76,366
United Kingdom 4.25% 2027	14,750	24,587
United Kingdom 1.75% 2037	2,500	3,313
United Kingdom 3.25% 2044	24,550	42,270
United Kingdom 3.50% 2045	25,600	46,204
United Kingdom 1.50% 2047	9,300	11,606
Capital World Bond Fund — Page 3 of 28

unaudited
Bonds, notes & other debt instruments British pounds (continued)	Principal amount (000)	Value (000)
United Kingdom 2.50% 2065	£3,650	$6,298
Wal-Mart Stores, Inc. 5.625% 2034[3]	1,000	1,869
		340,916
Indian rupees 2.37%
HDFC Bank Ltd. 7.95% 2026	INR200,000	2,778
India (Republic of) 7.80% 2021	2,517,400	36,801
India (Republic of) 6.84% 2022	1,010,000	14,143
India (Republic of) 7.68% 2023	1,074,900	15,458
India (Republic of) 8.83% 2023	4,500,200	68,181
India (Republic of) 7.35% 2024	1,000,000	14,099
India (Republic of) 8.40% 2024	2,260,000	33,457
India (Republic of) 6.97% 2026	4,380,000	60,017
India (Republic of) 6.79% 2027	2,480,000	33,438
India (Republic of) 7.59% 2029	450,000	6,313
India (Republic of) 7.61% 2030	768,660	10,781
India (Republic of) 7.88% 2030	150,000	2,151
National Highways Authority of India 7.17% 2021	920,000	12,908
National Highways Authority of India 7.27% 2022	210,000	3,010
		313,535
Malaysian ringgits 1.49%
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR30,354	7,518
Malaysia (Federation of), Series 0515, 3.759% 2019	75,050	18,628
Malaysia (Federation of), Series 0315, 3.659% 2020	6,011	1,491
Malaysia (Federation of), Series 0314, 4.048% 2021	36,250	9,064
Malaysia (Federation of), Series 0215, 3.795% 2022	12,325	3,048
Malaysia (Federation of), Series 0313, 3.48% 2023	44,100	10,699
Malaysia (Federation of), Series 0116, 3.80% 2023	159,050	39,019
Malaysia (Federation of), Series 0217, 4.059% 2024	10,700	2,636
Malaysia (Federation of), Series 0114, 4.181% 2024	19,600	4,866
Malaysia (Federation of), Series 0115, 3.955% 2025	117,450	28,538
Malaysia (Federation of), Series 0415, 3.99% 2025	11,500	2,786
Malaysia (Federation of), Series 0316, 3.90% 2026	82,875	19,880
Malaysia (Federation of), Series 0212, 3.892% 2027	4,575	1,092
Malaysia (Federation of), Series 0310, 4.498% 2030	177,400	43,477
Malaysia (Federation of), Series 0615, 4.786% 2035	18,000	4,292
		197,034
Danish kroner 1.44%
Nykredit Realkredit AS, Series 01E, 1.50% 2040[2]	DKr798,500	124,594
Nykredit Realkredit AS, Series 01E, 2.50% 2047[2]	69,635	11,398
Realkredit Danmark AS, Series 22S, 2.00% 2037[2]	86,770	14,172
Realkredit Danmark AS, Series S22, 1.50% 2040[2]	258,500	40,345
		190,509
South Korean won 1.25%
South Korea (Republic of), Series 2203, 1.875% 2022	KRW14,320,000	12,682
South Korea (Republic of), Series 2209, 2.00% 2022	40,035,100	35,498
South Korea (Republic of), Series 2303, 2.375% 2023	35,000,000	31,454
South Korea (Republic of), Series 2712, 2.375% 2027	96,921,340	85,751
		165,385
Capital World Bond Fund — Page 4 of 28

unaudited
Bonds, notes & other debt instruments Thai baht 1.02%	Principal amount (000)	Value (000)
Bank of Thailand 1.49% 2019	THB220,000	$6,631
Bank of Thailand 1.50% 2019	680,000	20,517
Bank of Thailand 1.34% 2020	150,000	4,500
Thailand (Kingdom of) 1.875% 2022	1,211,400	36,431
Thailand (Kingdom of) 3.85% 2025	359,500	11,874
Thailand (Kingdom of) 2.125% 2026	1,645,000	47,939
Thailand (Kingdom of) 3.775% 2032	131,610	4,278
Thailand (Kingdom of) 3.40% 2036	91,990	2,837
		135,007
Australian dollars 0.80%
Australia (Commonwealth of), Series 128, 5.75% 2022	A$64,200	54,064
Australia (Commonwealth of), Series 133, 5.50% 2023	50,400	42,757
Australia (Commonwealth of), Series 138, 3.25% 2029	10,900	8,528
		105,349
Canadian dollars 0.76%
Canada 0.75% 2021	C$31,500	23,202
Canada 1.00% 2022	16,200	11,816
Canada 2.25% 2025	81,550	62,487
Canada 3.50% 2045	3,200	3,075
		100,580
Brazilian reais 0.70%
Brazil (Federative Republic of) 0% 2021	BRL107,000	20,951
Brazil (Federative Republic of) 0% 2022	104,800	19,315
Brazil (Federative Republic of) 10.00% 2023	52,000	13,118
Brazil (Federative Republic of) 6.00% 2024[4]	9,454	2,457
Brazil (Federative Republic of) 10.00% 2025	117,387	28,525
Brazil (Federative Republic of) 10.00% 2027	31,200	7,354
		91,720
Chinese yuan renminbi 0.60%
China Development Bank, Series 1804 4.69% 2023	CNY350,000	53,995
China Development Bank, Series 1715, 4.24% 2027	170,000	25,452
		79,447
South African rand 0.56%
South Africa (Republic of), Series R-208, 6.75% 2021	ZAR92,650	6,578
South Africa (Republic of), Series R-186, 10.50% 2026	220,100	17,590
South Africa (Republic of), Series R-214, 6.50% 2041	829,250	43,139
South Africa (Republic of), Series R-2048, 8.75% 2048	103,900	6,895
		74,202
Israeli shekels 0.55%
Israel (State of) 2.00% 2027	ILS97,975	26,818
Israel (State of) 5.50% 2042	118,100	46,123
		72,941
Romanian leu 0.51%
Romania 2.30% 2020	RON63,380	15,153
Romania 3.25% 2021	66,045	16,074
Romania 4.00% 2021	6,700	1,649
Romania 5.95% 2021	91,800	23,910
Capital World Bond Fund — Page 5 of 28

unaudited
Bonds, notes & other debt instruments Romanian leu (continued)	Principal amount (000)	Value (000)
Romania 3.40% 2022	RON35,500	$8,508
Romania 4.75% 2025	8,900	2,200
		67,494
Peruvian nuevos soles 0.39%
Peru (Republic of) 6.35% 2028	PEN13,300	4,240
Peru (Republic of) 6.35% 2028	5,800	1,849
Peru (Republic of) 6.15% 2032	145,600	45,590
		51,679
Colombian pesos 0.32%
Colombia (Republic of), Series B, 10.00% 2024	COP17,207,000	7,001
Colombia (Republic of), Series B, 6.25% 2025	80,950,000	27,334
Colombia (Republic of), Series B, 6.00% 2028	25,750,000	8,448
		42,783
Uruguayan pesos 0.28%
Uruguay (Oriental Republic of) 9.875% 2022	UYU197,650	6,256
Uruguay (Oriental Republic of) 4.25% 2027[2,4]	79,201	2,705
Uruguay (Oriental Republic of) 8.50% 2028	595,748	16,421
Uruguay (Oriental Republic of) 8.50% 2028	395,150	10,891
		36,273
Turkish lira 0.25%
Turkey (Republic of) 9.20% 2021	TRY17,200	3,007
Turkey (Republic of) 8.50% 2022	22,375	3,687
Turkey (Republic of) 11.00% 2022	116,600	21,308
Turkey (Republic of) 2.80% 2023[4]	4,454	954
Turkey (Republic of) 2.00% 2024[4]	18,088	3,689
Turkey (Republic of) 12.40% 2028	2,400	432
		33,077
Argentine pesos 0.15%
Argentine Republic 2.50% 2021[4]	ARS467,872	13,892
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 24.938% 2022[5]	127,831	4,033
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 29.00% 2028[5]	71,095	2,026
Buenos Aires (Province of) (Badlar Private Banks ARS Index + 3.75%) 26.563% 2025[5]	6,277	171
		20,122
Czech korunas 0.14%
Czech Republic 0.45% 2023	CZK435,060	18,467
Norwegian kroner 0.14%
Norway (Kingdom of) 3.75% 2021	NKr138,000	18,224
Egyptian pounds 0.12%
Egypt (Arab Republic of) 14.80% 2023	EGP27,200	1,418
Egypt (Arab Republic of) 17.20% 2023	11,600	657
Egypt (Arab Republic of) 15.90% 2024	20,850	1,125
Egypt (Arab Republic of) 18.40% 2024	188,500	11,144
Egypt (Arab Republic of) 15.70% 2027	21,900	1,164
		15,508
Capital World Bond Fund — Page 6 of 28

unaudited
Bonds, notes & other debt instruments Russian rubles 0.10%	Principal amount (000)	Value (000)
Russian Federation 6.80% 2019	RUB187,575	$2,986
Russian Federation 8.15% 2027	472,225	7,810
Russian Federation 8.50% 2031	147,750	2,520
		13,316
Nigerian naira 0.07%
Nigeria (Republic of) 16.288% 2027	NGN1,760,540	5,494
Nigeria (Republic of) 12.40% 2036	1,333,265	3,343
		8,837
New Zealand dollars 0.04%
New Zealand 4.50% 2027	NZ$7,250	5,620
Ghana cedi 0.03%
Ghana (Republic of) 24.75% 2021	GHS4,135	999
Ghana (Republic of) 16.50% 2023	5,325	1,067
Ghana (Republic of) 19.00% 2026	6,395	1,393
		3,459
Zambian kwacha 0.02%
Zambia (Republic of) 11.00% 2021	ZMW1,960	156
Zambia (Republic of) 12.00% 2023	650	49
Zambia (Republic of) 13.00% 2026	10,015	724
Zambia (Republic of) 14.00% 2032	20,500	1,508
Zambia (Republic of) 14.00% 2032	5,700	418
		2,855
Indonesian rupiah 0.02%
Indonesia (Republic of), Series 64, 6.125% 2028	IDR36,900,000	2,298
Sri Lankan rupees 0.00%
Sri Lanka (Democratic Socialist Republic of), Series A, 11.50% 2021	LKR50,000	330
U.S. dollars 45.12%
3M Co. 2.25% 2023	$2,555	2,453
ABB Finance (USA) Inc. 2.875% 2022	1,000	982
Abbott Laboratories 2.35% 2019	416	414
Abbott Laboratories 2.90% 2021	2,825	2,783
Abbott Laboratories 3.40% 2023	8,364	8,259
Abbott Laboratories 3.75% 2026	3,665	3,608
Abbott Laboratories 4.90% 2046	1,500	1,611
AbbVie Inc. 2.50% 2020	4,425	4,372
AbbVie Inc. 2.90% 2022	600	583
AbbVie Inc. 3.20% 2022	1,091	1,074
AbbVie Inc. 3.60% 2025	7,435	7,210
AbbVie Inc. 3.20% 2026	6,838	6,388
AbbVie Inc. 4.50% 2035	1,860	1,828
AbbVie Inc. 4.45% 2046	3,395	3,257
Abu Dhabi (Emirate of) 2.50% 2022[3]	10,600	10,169
Abu Dhabi (Emirate of) 3.125% 2027[3]	10,600	9,888
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[3]	2,000	2,130
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	20,735	20,382
Capital World Bond Fund — Page 7 of 28

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 2030[3]	$440	$440
ACE INA Holdings Inc. 2.30% 2020	2,555	2,498
ACE INA Holdings Inc. 2.875% 2022	4,860	4,777
ACE INA Holdings Inc. 3.35% 2026	3,960	3,844
ADT Corp. 3.50% 2022	1,375	1,294
AES Corp. 5.50% 2025	2,232	2,260
AES Corp. 6.00% 2026	1,475	1,534
Alexandria Real Estate Equities, Inc. 2.75% 2020	790	784
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,350	1,355
Alexandria Real Estate Equities, Inc. 3.95% 2028	550	529
Alexandria Real Estate Equities, Inc. 4.50% 2029	300	299
Allergan PLC 3.00% 2020	14,460	14,394
Allergan PLC 3.45% 2022	9,170	9,029
Allergan PLC 3.80% 2025	3,800	3,694
Allergan PLC 4.75% 2045	3,800	3,669
Alliant Energy Corporation 3.25% 2024	7,500	7,318
Alliant Energy Finance LLC 3.75% 2023[3]	4,474	4,477
Allison Transmission Holdings, Inc. 5.00% 2024[3]	1,425	1,405
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.557% 2025[2,5,6]	1,525	1,474
Altria Group, Inc. 2.625% 2020	8,200	8,157
Altria Group, Inc. 4.50% 2043	4,250	4,082
Amazon.com, Inc. 3.15% 2027	170	164
Amazon.com, Inc. 3.875% 2037	250	245
Amazon.com, Inc. 4.05% 2047	320	314
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	1,350	1,335
American Campus Communities, Inc. 3.35% 2020	2,000	1,996
American Campus Communities, Inc. 3.75% 2023	3,090	3,076
American Campus Communities, Inc. 4.125% 2024	1,945	1,937
American Campus Communities, Inc. 3.625% 2027	1,375	1,290
American Electric Power Co., Inc. 2.95% 2022	1,631	1,589
American Electric Power Co., Inc. 3.20% 2027	250	234
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 8.854% 2019[3,5]	350	302
American Energy (Permian Basin) 7.125% 2020[3]	4,285	2,721
American Energy (Permian Basin) 7.375% 2021[3]	1,145	704
American Honda Finance Corp. 3.50% 2028	4,000	3,922
American International Group, Inc. 3.90% 2026	4,975	4,818
American International Group, Inc. 4.20% 2028	1,000	979
American International Group, Inc. 4.80% 2045	1,500	1,466
Anadarko Petroleum Corp. 4.85% 2021	265	273
Anadarko Petroleum Corp. 5.55% 2026	6,375	6,841
Anadarko Petroleum Corp. 6.60% 2046	640	771
Andeavor Logistics LP 3.50% 2022	2,770	2,708
Andeavor Logistics LP 4.25% 2027	990	954
Andeavor Logistics LP 5.20% 2047	800	774
Anheuser-Busch InBev NV 3.50% 2024	7,830	7,799
Anheuser-Busch InBev NV 3.65% 2026	5,070	4,970
Anheuser-Busch InBev NV 4.00% 2028	2,500	2,498
Anheuser-Busch InBev NV 4.95% 2042	450	468
Anheuser-Busch InBev NV 4.90% 2046	3,630	3,746
Anheuser-Busch InBev NV 4.60% 2048	1,200	1,181
Apple Inc. 2.30% 2022	3,000	2,914
Apple Inc. 2.50% 2022	4,860	4,768
Apple Inc. 2.90% 2027	8,500	8,001
Apple Inc. 3.00% 2027	5,000	4,755
Apple Inc. 3.35% 2027	3,000	2,932
Capital World Bond Fund — Page 8 of 28

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.334% 2025[2,5,6]	$250	$259
APT Pipelines Ltd. 4.20% 2025[3]	1,090	1,083
Argentine Republic 6.875% 2021	14,415	14,253
Argentine Republic 7.50% 2026	16,115	14,927
Argentine Republic 5.875% 2028	1,575	1,285
Argentine Republic 7.625% 2046	3,400	2,761
Argentine Republic 6.875% 2048	7,840	5,943
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.501% 2023[2,5,6]	679	682
Associated Materials, LLC 9.00% 2024[3]	3,695	3,889
AT&T Inc. 4.30% 2030[3]	919	871
Autoridad del Canal de Panama 4.95% 2035[2,3]	3,200	3,348
Avis Budget Group, Inc. 5.50% 2023	1,555	1,522
Avon Products, Inc. 7.875% 2022[3]	1,200	1,195
B&G Foods, Inc. 4.625% 2021	160	158
B&G Foods, Inc. 5.25% 2025	690	652
Bahrain (Kingdom of) 6.125% 2023	2,800	2,729
Ball Corp. 4.375% 2020	950	961
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[1,3]	10,420	10,050
Bank of America Corp. 2.625% 2020	6,875	6,791
Bank of America Corp. 2.625% 2021	600	590
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[1]	3,540	3,505
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[1]	11,624	10,955
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)[1]	6,923	6,615
Bank of America Corp. 3.97% 2029 (3-month USD-LIBOR + 1.07% on 3/5/2028)[1]	7,931	7,812
Baxalta Inc. 4.00% 2025	1,920	1,882
Bayer US Finance II LLC 3.875% 2023[3]	5,000	5,004
Bayer US Finance II LLC 4.25% 2025[3]	3,750	3,777
Bayer US Finance II LLC 4.375% 2028[3]	5,750	5,771
Bayer US Finance II LLC 4.875% 2048[3]	637	646
Bayerische Motoren Werke AG 2.15% 2020[3]	2,000	1,968
Becton, Dickinson and Co. 2.675% 2019	1,568	1,557
Becton, Dickinson and Co. 2.894% 2022	3,630	3,513
Becton, Dickinson and Co. 3.734% 2024	5,427	5,306
Becton, Dickinson and Co. 3.70% 2027	5,905	5,594
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 9.53% 2025[2,5,6]	767	777
Blackstone CQP Holdco LP 6.50% 2021[3,7]	11,400	11,457
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[3]	1,225	1,212
Boston Scientific Corp. 2.85% 2020	5,000	4,965
Boston Scientific Corp. 3.375% 2022	5,000	4,936
Brandywine Operating Partnership, LP 3.95% 2023	60	60
British American Tobacco International Finance PLC 2.75% 2020[3]	2,350	2,325
British American Tobacco PLC 2.297% 2020[3]	1,000	979
British American Tobacco PLC 2.764% 2022[3]	3,110	2,984
British American Tobacco PLC 3.557% 2027[3]	7,740	7,212
British American Tobacco PLC 4.54% 2047[3]	3,660	3,428
Broadcom Ltd. 3.00% 2022	15,000	14,598
Broadcom Ltd. 3.625% 2024	8,000	7,751
Broadcom Ltd. 3.875% 2027	25,000	23,680
Buenos Aires (City of) 8.95% 2021[2]	3,100	3,183
Cablevision Systems Corp. 6.75% 2021	3,700	3,885
Calpine Corp. 5.25% 2026[3]	2,405	2,276
Canadian National Railway Co. 3.20% 2046	790	680
Canadian National Railway Co. 3.65% 2048	2,635	2,461
Canadian Natural Resources Ltd. 2.95% 2023	10,835	10,461
Capital World Bond Fund — Page 9 of 28

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Canadian Natural Resources Ltd. 3.85% 2027	$4,570	$4,465
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	4,315	4,316
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[3]	700	693
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	2,450	2,413
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	5,840	5,297
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	10,540	9,883
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[3]	1,750	1,610
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	625	569
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	3,480	3,378
Cenovus Energy Inc. 3.00% 2022	1,312	1,258
Cenovus Energy Inc. 3.80% 2023	2,880	2,810
Cenovus Energy Inc. 4.25% 2027	3,155	3,043
Cenovus Energy Inc. 5.40% 2047	3,890	3,819
Centene Corp. 4.75% 2022	5,505	5,567
Centene Corp. 5.375% 2026[3]	1,025	1,041
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[2]	1,312	1,339
Centerpoint Energy, Inc. 2.50% 2022	2,970	2,852
CenturyLink, Inc. 6.75% 2023	3,500	3,526
CenturyLink, Inc., Series T, 5.80% 2022	550	547
CF Industries, Inc. 4.95% 2043	1,700	1,438
Chemours Co. 6.625% 2023	2,222	2,333
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 5.598% 2019[5]	425	425
Chesapeake Energy Corp. 4.875% 2022	3,000	2,895
Chesapeake Energy Corp. 8.00% 2025	2,400	2,450
Chesapeake Energy Corp. 8.00% 2027	2,415	2,463
Chevron Corp. 2.498% 2022	5,490	5,387
Chile (Republic of) 3.86% 2047	2,950	2,802
CIT Group Inc. 3.875% 2019[2]	2,352	2,362
Citigroup Inc. 2.55% 2019	13,535	13,514
Citigroup Inc. 2.35% 2021	7,000	6,766
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[1]	6,085	6,124
Citigroup Inc. 3.20% 2026	4,215	3,926
Citigroup Inc. 4.075% 2029 (3-month USD-LIBOR + 1.192% on 4/23/2028)[1]	9,000	8,841
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	6,725	6,710
Cleveland-Cliffs Inc. 4.875% 2024[3]	1,225	1,185
Cleveland-Cliffs Inc. 5.75% 2025	7,800	7,420
CME Group Inc. 4.15% 2048	8,675	8,789
CMS Energy Corp. 6.25% 2020	190	199
CMS Energy Corp. 3.00% 2026	7,388	6,914
CMS Energy Corp. 3.45% 2027	3,757	3,592
CMS Energy Corp. 4.70% 2043	592	614
CMS Energy Corp. 4.875% 2044	571	604
Colbun SA 4.50% 2024[3]	1,800	1,797
Colbun SA 3.95% 2027[3]	2,445	2,286
Colombia (Republic of) 4.50% 2026	1,000	1,017
Columbia Pipeline Partners LP 3.30% 2020	395	394
Comcast Corp. 4.00% 2048	5,745	5,070
Comision Federal de Electricidad 4.875% 2024[3]	3,500	3,531
Comision Federal de Electricidad 4.75% 2027[3]	865	844
Commercial Mortgage Trust, Series 2014-UBS2, Class A1, 1.298% 2047[2]	671	669
Compass Diversified Holdings 8.00% 2026[3]	1,090	1,068
Concho Resources Inc. 4.30% 2028	3,100	3,102
Concho Resources Inc. 4.85% 2048	1,479	1,504
Concordia Healthcare Corp. 9.50% 2022[3,8]	1,885	118
Concordia Healthcare Corp. 7.00% 2023[3,8]	3,575	223
Capital World Bond Fund — Page 10 of 28

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Concordia Healthcare Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 6.344% 2021[2,5,6]	$908	$809
CONSOL Energy Inc. 5.875% 2022	7,925	7,986
Consolidated Edison Co. of New York 4.50% 2058	6,099	6,073
Consolidated Energy Finance SA 6.50% 2026[3]	645	639
Constellation Brands, Inc. 2.65% 2022	7,000	6,718
Constellation Brands, Inc. 2.70% 2022	250	242
Constellation Brands, Inc. 3.20% 2023	2,591	2,523
Constellation Brands, Inc. 3.60% 2028	1,750	1,657
Constellation Brands, Inc. 4.10% 2048	750	669
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	60	61
Convey Park Energy LLC 7.50% 2025[3]	825	846
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[2,3]	6,725	6,678
Corporate Risk Holdings LLC 9.50% 2019[3]	4,059	4,247
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[3,9,10,11]	567	606
Costco Wholesale Corp. 2.30% 2022	4,000	3,886
Costco Wholesale Corp. 2.75% 2024	2,000	1,938
Costco Wholesale Corp. 3.00% 2027	8,500	8,121
Crédit Agricole SA 4.375% 2025[3]	24,265	23,509
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,3]	9,995	9,413
CRH America, Inc. 5.125% 2045[3]	3,000	3,084
CSX Corp. 3.80% 2028	7,170	6,997
CVR Partners, LP 9.25% 2023[3]	850	879
CVS Health Corp. 1.90% 2018	1,900	1,900
CVS Health Corp. 2.80% 2020	1,900	1,885
CVS Health Corp. 3.125% 2020	4,500	4,496
CVS Health Corp. 3.35% 2021	8,345	8,341
CVS Health Corp. 3.70% 2023	10,944	10,844
CVS Health Corp. 4.10% 2025	2,955	2,943
CVS Health Corp. 4.30% 2028	26,540	26,220
CVS Health Corp. 4.78% 2038	9,460	9,380
CVS Health Corp. 5.05% 2048	28,680	29,078
DaimlerChrysler North America Holding Corp. 2.375% 2018[3]	2,000	1,999
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	11,350	11,166
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	300	287
DaimlerChrysler North America Holding Corp. 3.00% 2021[3]	28,225	27,908
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	2,000	1,933
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	11,060
DaVita HealthCare Partners Inc. 5.00% 2025	1,610	1,519
DCP Midstream Operating LP 4.95% 2022	1,955	1,982
DCT Industrial Trust Inc. 4.50% 2023	3,135	3,251
Deutsche Telekom International Finance BV 1.95% 2021[3]	3,050	2,910
Deutsche Telekom International Finance BV 2.485% 2023[3]	10,225	9,544
Deutsche Telekom International Finance BV 3.60% 2027[3]	6,703	6,330
Diamond Offshore Drilling, Inc. 7.875% 2025	1,050	1,092
Diamond Offshore Drilling, Inc. 4.875% 2043	2,450	1,776
Dominican Republic 7.50% 2021[2,3]	10,500	11,033
Dominican Republic 5.50% 2025[3]	6,500	6,472
Dominican Republic 6.875% 2026	3,500	3,722
Dominican Republic 8.625% 2027[2,3]	1,000	1,137
Dominican Republic 6.85% 2045	1,570	1,562
Dominican Republic 6.85% 2045[3]	230	229
Dow Chemical Co. 4.125% 2021	4,000	4,080
Dow Chemical Co. 4.625% 2044	4,000	3,946
Duke Energy Corp. 3.95% 2023	821	831
Duke Energy Corp. 2.65% 2026	3,946	3,559
Capital World Bond Fund — Page 11 of 28

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Duke Energy Florida, LLC 4.20% 2048	$2,000	$2,019
EchoStar Corp. 6.625% 2026	350	325
Edison International 2.40% 2022	250	238
EDP Finance BV 5.25% 2021[3]	2,500	2,582
EDP Finance BV 3.625% 2024[3]	3,000	2,879
Egypt (Arab Republic of) 6.125% 2022[3]	750	739
Egypt (Arab Republic of) 5.875% 2025	2,000	1,865
Egypt (Arab Republic of) 7.50% 2027[3]	14,125	13,920
Electricité de France SA 3.625% 2025[3]	2,600	2,547
Electricité de France SA 4.875% 2044[3]	5,767	5,853
Electricité de France SA 4.95% 2045[3]	328	337
Electricité de France SA 5.25% (undated) (USD Semi Annual 30/360 (vs. 3M LIBOR) 10Y + 3.709% on 1/29/2023)[1,3]	3,150	3,086
EMD Finance LLC 2.40% 2020[3]	7,065	6,969
EMD Finance LLC 3.25% 2025[3]	9,975	9,549
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]	5,000	5,225
Emera US Finance LP 4.75% 2046	6,667	6,585
Empresa Nacional de Electricidad SA 4.25% 2024	2,700	2,690
ENA Norte Trust 4.95% 2028[2,3]	5,281	5,320
Enbridge Energy Partners, LP 9.875% 2019	3,250	3,391
Enbridge Energy Partners, LP 4.375% 2020	2,835	2,886
Enbridge Energy Partners, LP 5.20% 2020	7,335	7,545
Enbridge Energy Partners, LP 5.875% 2025	3,015	3,285
Enbridge Energy Partners, LP 7.375% 2045	3,975	5,071
Enbridge Inc. 4.25% 2026	80	79
Enbridge Inc. 3.70% 2027	6,700	6,359
Endo International PLC 5.75% 2022[3]	2,425	2,182
Endo International PLC 6.00% 2025[1,3]	1,320	1,036
Enel Chile SA 4.875% 2028	2,820	2,847
Enel Finance International SA 2.75% 2023[3]	21,600	20,116
Enel Finance International SA 3.50% 2028[3]	7,600	6,840
Enel Finance International SA 6.00% 2039[3]	4,740	5,281
Enel Società per Azioni 8.75% 2073[1,3]	10,000	11,162
Energy Transfer Partners, LP 5.875% 2024	2,175	2,235
Energy Transfer Partners, LP 4.00% 2027	2,262	2,117
Energy Transfer Partners, LP 4.20% 2027	21,475	20,258
Energy Transfer Partners, LP 5.50% 2027	2,070	2,075
Energy Transfer Partners, LP 5.30% 2047	550	505
Energy Transfer Partners, LP 5.40% 2047	2,271	2,089
Energy Transfer Partners, LP 6.00% 2048	2,105	2,106
Enersis Américas SA 4.00% 2026	100	96
EnLink Midstream Partners, LP 2.70% 2019	495	490
EnLink Midstream Partners, LP 4.40% 2024	845	814
EnLink Midstream Partners, LP 4.15% 2025	1,135	1,050
EnLink Midstream Partners, LP 4.85% 2026	6,000	5,693
EnLink Midstream Partners, LP 5.05% 2045	1,410	1,150
EnLink Midstream Partners, LP 5.45% 2047	940	792
Ensco PLC 7.75% 2026	1,475	1,399
Ensco PLC 5.75% 2044	3,380	2,400
Entergy Louisiana, LLC 3.30% 2022	668	658
Envision Healthcare Corp. 5.125% 2022[3]	565	573
EPR Properties 4.75% 2026	1,475	1,445
EQT Corp. 3.90% 2027	4,225	3,950
Equinix, Inc. 5.375% 2027	575	575
Essex Portfolio LP 3.625% 2022	1,420	1,414
Capital World Bond Fund — Page 12 of 28

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Essex Portfolio LP 3.25% 2023	$3,370	$3,279
Essex Portfolio LP 3.875% 2024	3,360	3,339
Euramax International, Inc. 12.00% 2020[3]	1,800	1,899
European Investment Bank 2.25% 2022	14,420	14,088
Exelon Corp. 3.497% 2022[1]	5,000	4,950
Exelon Corp. 3.95% 2025	528	525
Export Credit Bank of Turkey 5.375% 2021[3]	4,660	4,550
Export-Import Bank of India 3.125% 2021	2,950	2,881
Extraction Oil & Gas, Inc. 5.625% 2026[3]	1,200	1,151
Fannie Mae 6.00% 2035[2]	44	48
Fannie Mae 5.50% 2038[2]	1,108	1,202
Fannie Mae 4.00% 2046[2]	4,916	5,018
Fannie Mae 4.00% 2046[2]	1,443	1,473
Fannie Mae 6.50% 2047[2]	72	77
Fannie Mae 6.50% 2047[2]	29	31
Fannie Mae 7.00% 2047[2]	39	42
Fannie Mae 3.50% 2048[2,12]	30,500	30,350
Fannie Mae 4.00% 2048[2,12]	51,592	52,523
Fannie Mae 4.00% 2048[2,12]	21,915	22,342
Fannie Mae 4.00% 2048[2,12]	14,493	14,741
Fannie Mae 4.50% 2048[2,12]	31,545	32,741
Fannie Mae 4.50% 2048[2,12]	29,039	30,185
Fannie Mae 4.50% 2048[2,12]	4,416	4,599
Fannie Mae, Series 2001-4, Class GA, 9.224% 2025[2,5]	1	1
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[2]	3,500	3,386
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[2]	3,112	3,053
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[2]	513	430
First Data Corp. 5.375% 2023[3]	1,000	1,012
First Data Corp. 5.00% 2024[3]	900	897
First Quantum Minerals Ltd. 7.00% 2021[3]	4,767	4,824
First Quantum Minerals Ltd. 7.25% 2022[3]	200	203
First Quantum Minerals Ltd. 7.50% 2025[3]	4,900	4,854
First Quantum Minerals Ltd. 6.875% 2026[3]	1,625	1,560
FirstEnergy Corp. 3.90% 2027	9,000	8,744
FirstEnergy Corp. 3.50% 2028[3]	2,500	2,375
FirstEnergy Corp. 4.10% 2028[3]	1,330	1,332
FirstEnergy Corp. 4.85% 2047	1,150	1,179
FirstEnergy Corp., Series B, 4.25% 2023	2,752	2,798
Ford Motor Credit Co. 2.375% 2019	15,325	15,268
Ford Motor Credit Co. 2.597% 2019	8,485	8,421
Ford Motor Credit Co. 3.339% 2022	1,000	979
Ford Motor Credit Co. 3.815% 2027	3,000	2,781
France Télécom 9.00% 2031[1]	5,390	7,409
Freddie Mac 6.00% 2038[2]	43	47
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	924	823
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	126	107
Freeport-McMoRan Inc. 3.55% 2022	4,940	4,705
Frontier Communications Corp. 10.50% 2022	1,290	1,177
Frontier Communications Corp. 11.00% 2025	7,450	5,995
Gazprom OJSC 5.999% 2021[3]	3,900	4,067
General Dynamics Corp. 3.75% 2028	7,930	8,009
General Mills, Inc. 3.20% 2021	2,215	2,205
General Mills, Inc. 4.20% 2028	840	824
General Motors Co. 6.75% 2046	4,955	5,507
General Motors Financial Co. 3.70% 2020	2,000	2,011
Capital World Bond Fund — Page 13 of 28

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 4.00% 2026	$2,000	$1,899
Genesis Energy, LP 6.75% 2022	1,475	1,497
Genesis Energy, LP 6.50% 2025	1,120	1,081
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[3]	250	280
Ghana (Republic of) 8.125% 2026[2]	1,500	1,541
GlaxoSmithKline PLC 3.875% 2028	6,470	6,528
Gogo Inc. 12.50% 2022[3]	7,480	8,004
Goldman Sachs Group, Inc. 2.00% 2019	3,975	3,948
Goldman Sachs Group, Inc. 2.55% 2019	8,295	8,247
Goldman Sachs Group, Inc. 2.35% 2021	2,700	2,598
Goldman Sachs Group, Inc. 2.875% 2021	10,279	10,151
Goldman Sachs Group, Inc. 3.50% 2025	3,400	3,285
Goldman Sachs Group, Inc. 3.50% 2026[5]	8,525	8,430
Goldman Sachs Group, Inc. 3.75% 2026	1,958	1,900
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[1]	25,179	24,845
Government National Mortgage Assn. 4.00% 2045[2]	11,164	11,533
Great Plains Energy Inc. 3.65% 2025	1,468	1,452
Groupe BPCE SA 5.70% 2023[3]	17,596	18,422
Groupe BPCE SA 5.15% 2024[3]	5,000	5,074
Groupe BPCE SA 4.50% 2025[3]	6,325	6,173
Guatemala (Republic of) 4.50% 2026	2,568	2,462
Guatemala (Republic of) 4.375% 2027	3,903	3,630
Guatemala (Republic of) 4.875% 2028	5,900	5,643
H.I.G. Capital, LLC 6.75% 2024[3]	968	950
Halliburton Co. 3.80% 2025	2,255	2,242
Halliburton Co. 4.85% 2035	390	404
Halliburton Co. 5.00% 2045	650	695
Hanesbrands Inc. 4.625% 2024[3]	270	265
Hanesbrands Inc. 4.875% 2026[3]	1,105	1,072
Hardwoods Acquisition Inc. 7.50% 2021[3]	959	894
Harris Corp. 2.70% 2020	680	674
HCA Inc. 5.875% 2023	875	910
HCA Inc. 5.25% 2026	350	348
Healthsouth Corp. 5.75% 2025	2,230	2,263
Hertz Global Holdings Inc. 7.625% 2022[3]	2,725	2,623
Holcim Ltd. 6.00% 2019[3]	3,222	3,340
Holcim Ltd. 5.15% 2023[3]	2,500	2,625
Honduras (Republic of) 6.25% 2027	4,750	4,784
Honduras (Republic of) 6.25% 2027[3]	2,375	2,392
Hospitality Properties Trust 5.00% 2022	250	257
Hospitality Properties Trust 4.50% 2023	690	694
Hospitality Properties Trust 4.50% 2025	935	916
Hospitality Properties Trust 3.95% 2028	2,240	2,050
Host Hotels & Resorts LP 4.50% 2026	175	175
HSBC Holdings PLC 4.00% 2022	475	482
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[1]	13,760	13,909
HUB International Ltd. 7.00% 2026[3]	305	302
Hungary 5.375% 2024	25,400	27,028
Huntsman International LLC 4.875% 2020	1,840	1,874
Hyundai Capital America 2.55% 2020[3]	11,225	11,035
Hyundai Capital America 3.25% 2022[3]	2,104	2,048
Iberdrola Finance Ireland 5.00% 2019[3]	2,000	2,042
Icahn Enterprises Finance Corp. 6.25% 2022	2,050	2,096
Imperial Tobacco Finance PLC 3.50% 2023[3]	9,050	8,853
Indonesia (Republic of) 4.875% 2021	4,300	4,430
Capital World Bond Fund — Page 14 of 28

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of) 3.75% 2022	$16,525	$16,386
Indonesia (Republic of) 3.375% 2023	2,600	2,512
Indonesia (Republic of) 4.75% 2026	21,600	21,939
Indonesia (Republic of) 6.75% 2044	950	1,133
Indonesia (Republic of) 6.75% 2044[3]	925	1,103
Infor Software 7.125% 2021[3,11]	975	981
Inmarsat PLC 4.875% 2022[3]	3,575	3,530
Inmarsat PLC 6.50% 2024[3]	1,000	1,005
Intelsat Jackson Holding Co. 7.25% 2020	1,360	1,360
Intelsat Jackson Holding Co. 7.50% 2021	7,020	7,002
Intelsat Jackson Holding Co. 6.625% 2024[2,6]	575	595
Intelsat Jackson Holding Co. 8.00% 2024[3]	1,250	1,316
Intesa Sanpaolo SpA 5.017% 2024[3]	16,925	15,376
IPALCO Enterprises, Inc. 3.70% 2024	275	267
Iraq (Republic of) 6.752% 2023[3]	4,800	4,624
Iron Mountain Inc. 4.875% 2027[3]	730	676
Jaguar Holding Co. 6.375% 2023[3]	650	649
Jefferies Financial Group Inc. 5.50% 2023	1,375	1,423
Jonah Energy LLC 7.25% 2025[3]	1,200	975
Jordan (Hashemite Kingdom of) 6.125% 2026[3]	325	315
Jordan (Hashemite Kingdom of) 5.75% 2027[3]	6,390	5,951
JPMorgan Chase & Co. 2.40% 2021	2,200	2,144
JPMorgan Chase & Co. 2.55% 2021	11,700	11,469
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[1]	15,460	15,320
JPMorgan Chase & Co. 3.125% 2025	1,100	1,053
JPMorgan Chase & Co. 4.005% 2029 (3-month USD-LIBOR + 1.12% on 4/23/2028)[1]	14,930	14,755
Jupiter Resources Inc. 8.50% 2022[3]	350	144
Kazakhstan (Republic of) 3.875% 2024	575	579
Kazakhstan (Republic of) 4.875% 2044	550	533
Kazakhstan (Republic of) 6.50% 2045	1,200	1,417
Kenya (Republic of) 6.875% 2024[3]	1,915	1,896
Kenya (Republic of) 6.875% 2024	1,400	1,386
KfW 2.125% 2022	19,569	19,059
Kimco Realty Corp. 6.875% 2019	6,875	7,177
Kinder Morgan Energy Partners, LP 2.65% 2019	670	669
Kinder Morgan Energy Partners, LP 3.50% 2023	750	730
Kinder Morgan Energy Partners, LP 4.15% 2024	2,035	2,028
Kinder Morgan, Inc. 3.15% 2023	1,750	1,691
Kinder Morgan, Inc. 4.30% 2028	8,095	7,858
Kinder Morgan, Inc. 5.05% 2046	3,413	3,227
Kinetic Concepts, Inc. 12.50% 2021[3]	1,000	1,110
Korea Housing Finance Corp. 2.50% 2020[2,3]	10,700	10,460
Korea Housing Finance Corp. 2.00% 2021[2,3]	12,275	11,679
Kratos Defense & Security Solutions, Inc. 6.50% 2025[3]	345	358
Kroger Co. 6.80% 2018	1,000	1,018
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.608% 2024[2,5,6]	1,275	1,321
Kuwait (State of) 2.75% 2022[3]	16,650	16,242
Laboratory Corporation of America Holdings 3.60% 2027	7,500	7,138
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[2,5]	27	27
Liberty Global PLC 5.50% 2028[3]	1,150	1,038
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.78% 2020 (100% PIK)[2,5,6,11]	5,728	4,759
Lima Metro Line Finance Ltd. 5.875% 2034[2,3]	9,385	9,597
Limited Brands, Inc. 5.25% 2028	475	423
Limited Brands, Inc. 6.875% 2035	350	313
Lithuania (Republic of) 7.375% 2020	9,400	10,044
Capital World Bond Fund — Page 15 of 28

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Lithuania (Republic of) 6.625% 2022[3]	$2,000	$2,207
Lloyds Banking Group PLC 3.75% 2027	14,070	13,319
Lloyds Banking Group PLC 4.375% 2028	1,150	1,138
Lockheed Martin Corp. 2.50% 2020	940	928
Lockheed Martin Corp. 3.10% 2023	740	731
LSB Industries, Inc. 9.625% 2023[3]	525	531
LSC Communications, Inc. 8.75% 2023[3]	1,425	1,402
LYB International Finance BV 3.50% 2027	7,500	7,044
Mallinckrodt PLC 4.875% 2020[3]	3,575	3,530
Maple Escrow 4.057% 2023[3]	5,500	5,527
Maple Escrow 4.417% 2025[3]	1,105	1,112
Maple Escrow 4.597% 2028[3]	16,725	16,813
Maple Escrow 4.985% 2038[3]	787	794
Maple Escrow 5.085% 2048[3]	8,775	8,874
Marathon Oil Corp. 4.40% 2027	4,570	4,593
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 6.594% 2024[2,5,6]	1,230	1,238
McDonald’s Corp. 3.35% 2023	7,160	7,143
McDonald’s Corp. 3.50% 2027	2,200	2,149
McDonald’s Corp. 3.80% 2028	740	738
McDonald’s Corp. 4.875% 2045	1,525	1,607
McDonald’s Corp. 4.45% 2047	3,300	3,287
Medtronic, Inc. 4.625% 2045	3,000	3,185
Meredith Corp. 6.875% 2026[3]	700	692
Meritage Homes Corp. 5.125% 2027	1,125	1,049
Metropolitan Life Global Funding I 2.40% 2021[3]	2,000	1,963
Metropolitan Life Global Funding I 3.45% 2026[3]	2,310	2,244
Metropolitan Life Global Funding I 3.00% 2027[3]	2,500	2,348
MGM Resorts International 7.75% 2022	700	765
Microsoft Corp. 3.30% 2027	11,170	11,036
Mississippi Power Co. 3.95% 2028	5,700	5,653
Mississippi Power Co. 4.25% 2042	7,000	6,731
Molina Healthcare, Inc. 5.375% 2022	4,260	4,308
Molina Healthcare, Inc. 4.875% 2025[3]	1,537	1,499
Molson Coors Brewing Co. 2.10% 2021	5,000	4,798
Molson Coors Brewing Co. 3.00% 2026	3,300	3,002
Molson Coors Brewing Co. 4.20% 2046	1,600	1,441
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[1]	6,400	6,367
Morocco (Kingdom of) 4.25% 2022	5,700	5,703
Morocco (Kingdom of) 4.25% 2022[3]	2,500	2,501
Morocco (Kingdom of) 5.50% 2042	10,000	10,175
Morocco (Kingdom of) 5.50% 2042[3]	1,500	1,526
Mosaic Co. 4.05% 2027	1,000	957
MPLX LP 4.125% 2027	2,005	1,915
MPLX LP 4.00% 2028	670	639
MPLX LP 5.20% 2047	170	169
MPLX LP 4.70% 2048	1,000	932
National Grid Plc 3.15% 2027[3]	1,105	1,043
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	3,333
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[1,3]	10,000	9,799
Navient Corp. 4.875% 2019	2,500	2,516
Navient Corp. 6.50% 2022	2,140	2,193
Navient Corp. 5.50% 2023	3,640	3,590
Navient Corp. 6.125% 2024	375	372
NBC Universal Enterprise, Inc. 5.25% 2049[3]	9,315	9,431
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 5.564% 2020[2,5,6]	456	405
Capital World Bond Fund — Page 16 of 28

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
New York Life Global Funding 2.30% 2022[3]	$5,000	$4,809
New York Life Global Funding 3.00% 2028[3]	3,000	2,816
New York State Electric & Gas Corp. 3.25% 2026[3]	3,000	2,882
Newell Rubbermaid Inc. 3.15% 2021	4,155	4,119
Newell Rubbermaid Inc. 3.85% 2023	2,590	2,553
NGL Energy Partners LP 6.875% 2021	3,315	3,369
NGL Energy Partners LP 6.125% 2025	3,060	2,907
Niagara Mohawk Power Corp. 3.508% 2024[3]	2,000	2,000
Niagara Mohawk Power Corp. 4.278% 2034[3]	3,405	3,526
Nigeria (Republic of) 6.375% 2023	4,925	4,875
Nigeria (Republic of) 6.50% 2027[3]	1,965	1,833
Noble Corp. PLC 7.95% 2025[1]	800	748
Noble Corp. PLC 8.95% 2045[1]	2,200	2,018
Noble Energy, Inc. 4.95% 2047	6,445	6,471
Northern States Power Co. 5.25% 2035	2,156	2,434
Northrop Grumman Corp. 2.55% 2022	1,195	1,152
Northrop Grumman Corp. 3.25% 2028	7,745	7,302
Nova Chemicals Corp. 5.25% 2027[3]	1,750	1,635
Novelis Corp. 5.875% 2026[3]	1,125	1,080
NRG Energy, Inc. 6.25% 2022	1,925	1,986
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[2,3,11]	32	8
Oracle Corp. 2.65% 2026	9,890	9,127
Oracle Corp. 3.25% 2027	8,084	7,740
Owens & Minor, Inc. 3.875% 2021	2,050	1,958
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.869% 2025[2,5,6]	775	762
Pacific Gas and Electric Co. 2.45% 2022	2,919	2,709
Pacific Gas and Electric Co. 3.40% 2024	4,356	4,076
Pacific Gas and Electric Co. 3.75% 2024	2,623	2,533
Pacific Gas and Electric Co. 3.50% 2025	8,769	8,193
Pacific Gas and Electric Co. 2.95% 2026	5,400	4,825
Pacific Gas and Electric Co. 3.30% 2027	3,745	3,390
Pacific Gas and Electric Co. 3.30% 2027	1,625	1,461
Pacific Gas and Electric Co. 5.80% 2037	382	400
Pacific Gas and Electric Co. 6.35% 2038	552	596
Pacific Gas and Electric Co. 3.95% 2047	5,370	4,609
Pakistan (Islamic Republic of) 5.50% 2021[3]	15,680	14,615
Pakistan (Islamic Republic of) 8.25% 2024	10,000	9,586
Pakistan (Islamic Republic of) 8.25% 2025	6,700	6,423
Panama (Republic of) 4.50% 2047[2]	6,800	6,613
Panama (Republic of) 4.50% 2050[2]	2,465	2,376
Paraguay (Republic of) 4.70% 2027[3]	1,905	1,867
Paraguay (Republic of) 5.60% 2048[3]	13,405	13,036
Peabody Energy Corp. 6.00% 2022[3]	500	508
Peabody Energy Corp. 6.375% 2025[3]	325	335
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,935	1,899
Pennsylvania Electric Co. 3.25% 2028[3]	2,500	2,335
Pernod Ricard SA 4.45% 2022[3]	11,465	11,795
Peru (Republic of) 4.125% 2027	4,000	4,100
Peru (Republic of) 5.625% 2050	1,275	1,484
Petrobras Global Finance Co. 8.375% 2021	289	315
Petrobras Global Finance Co. 6.125% 2022	3,331	3,396
Petrobras Global Finance Co. 5.299% 2025[3]	7,100	6,569
Petrobras Global Finance Co. 8.75% 2026	2,900	3,145
Petrobras Global Finance Co. 5.999% 2028[3]	2,000	1,813
Petrobras Global Finance Co. 6.85% 2115	9,100	7,680
Capital World Bond Fund — Page 17 of 28

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.375% 2021	$340	$359
Petróleos Mexicanos 5.375% 2022	535	550
Petróleos Mexicanos 6.875% 2026	2,640	2,781
Petróleos Mexicanos 6.50% 2027	2,930	3,001
Petróleos Mexicanos 6.375% 2045	7,000	6,464
Petróleos Mexicanos 6.75% 2047	3,760	3,583
Petróleos Mexicanos 6.35% 2048[3]	7,758	7,060
Petsmart Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 5.341% 2022[2,5,6]	2,500	2,077
Petsmart, Inc. 5.875% 2025[3]	7,365	5,689
Petsmart, Inc. 8.875% 2025[3]	4,265	2,826
Philip Morris International Inc. 4.25% 2044	2,500	2,372
Philippines (Republic of the) 3.00% 2028	2,188	2,023
Phillips 66 3.90% 2028	1,850	1,808
Phillips 66 Partners LP 3.605% 2025	275	263
Phillips 66 Partners LP 3.55% 2026	1,475	1,381
Phillips 66 Partners LP 3.75% 2028	825	772
Phillips 66 Partners LP 4.68% 2045	565	531
Phillips 66 Partners LP 4.90% 2046	185	178
Pioneer Natural Resources Co. 3.45% 2021	350	351
Pisces Parent, LLC 8.00% 2026[3]	770	744
Platform Specialty Products Corp. 5.875% 2025[3]	700	685
PNC Bank 2.40% 2019	8,000	7,946
PNC Bank 2.30% 2020	3,820	3,763
PNC Bank 2.60% 2020	1,250	1,235
Poland (Republic of) 4.00% 2024	4,905	4,989
Poland (Republic of) 3.25% 2026	11,250	10,880
Praxair, Inc. 3.00% 2021	450	448
Progress Energy, Inc. 7.05% 2019	4,380	4,506
Progress Energy, Inc. 7.00% 2031	129	165
Progress Energy, Inc. 7.75% 2031	1,075	1,434
Prudential Financial, Inc. 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[1]	2,550	2,633
Prudential Financial, Inc. 3.905% 2047	250	226
Public Service Co. of Colorado 3.20% 2020	595	596
Public Service Enterprise Group Inc. 2.00% 2021	1,840	1,751
Public Service Enterprise Group Inc. 2.65% 2022	4,745	4,571
Public Storage 3.094% 2027	1,350	1,271
Puget Energy, Inc. 6.50% 2020	1,475	1,580
Puget Energy, Inc. 6.00% 2021	4,629	4,954
Puget Energy, Inc. 5.625% 2022	2,120	2,250
Qatar (State of) 4.50% 2022[3]	3,500	3,589
Qatar (State of) 3.875% 2023[3]	3,355	3,359
Qatar (State of) 4.50% 2028[3]	20,275	20,500
Qatar (State of) 5.103% 2048[3]	3,995	3,992
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[2,3]	741	717
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[2,3,11]	5,371	2,269
Quebec (Province of) 2.375% 2022	7,071	6,919
Quintiles Transnational Corp. 4.875% 2023[3]	1,610	1,634
R.R. Donnelley & Sons Co. 7.875% 2021	1,750	1,785
R.R. Donnelley & Sons Co. 6.50% 2023	1,050	1,039
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,3]	8,000	8,560
Rayonier Advanced Materials Inc. 5.50% 2024[3]	1,390	1,314
Reynolds American Inc. 3.25% 2020	11,130	11,113
Reynolds American Inc. 4.00% 2022	2,010	2,024
Reynolds American Inc. 4.45% 2025	9,155	9,214
Reynolds American Inc. 5.85% 2045	3,540	3,882
Capital World Bond Fund — Page 18 of 28

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Reynolds Group Inc. 5.75% 2020[2]	$1,182	$1,188
Rio Tinto Finance PLC 3.75% 2025	550	554
Roche Holdings, Inc. 2.25% 2019[3]	375	373
Roche Holdings, Inc. 2.875% 2021[3]	300	297
Roche Holdings, Inc. 3.00% 2025[3]	2,675	2,584
Roche Holdings, Inc. 2.375% 2027[3]	6,895	6,292
Romania 5.125% 2048[3]	38,300	37,054
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.087% 2023[2,5,6,9,10]	1,515	1,515
Royal Dutch Shell PLC 1.375% 2019	9,000	8,856
Royal Dutch Shell PLC 1.75% 2021	955	915
Royal Dutch Shell PLC 3.75% 2046	1,270	1,182
Russian Federation 4.375% 2029[3]	400	387
Russian Federation 5.25% 2047	2,800	2,704
Russian Federation 5.25% 2047[3]	400	386
Ryerson Inc. 11.00% 2022[3]	2,575	2,839
Sabine Pass Liquefaction, LLC 5.625% 2025	8,180	8,710
Sabine Pass Liquefaction, LLC 5.00% 2027	2,480	2,521
Sabine Pass Liquefaction, LLC 4.20% 2028	485	467
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	1,670	1,549
Saudi Arabia (Kingdom of) 2.894% 2022[3]	8,800	8,569
Saudi Arabia (Kingdom of) 3.628% 2027[3]	8,800	8,508
Saudi Arabia (Kingdom of) 3.625% 2028[3]	16,280	15,515
Saudi Arabia (Kingdom of) 4.50% 2030[3]	13,725	13,736
SCANA Corp. 6.25% 2020	270	278
SCANA Corp. 4.75% 2021	11,000	11,118
SCANA Corp. 4.125% 2022	5,087	5,009
Scentre Group 2.375% 2021[3]	1,425	1,378
Scentre Group 3.25% 2025[3]	1,395	1,315
Scentre Group 3.50% 2025[3]	3,800	3,667
Scentre Group 3.75% 2027[3]	2,020	1,942
Schlumberger BV 4.00% 2025[3]	8,235	8,218
Sherwin-Williams Co. 2.75% 2022	5,000	4,844
Sherwin-Williams Co. 3.45% 2027	6,750	6,383
Sherwin-Williams Co. 4.50% 2047	1,500	1,436
Shire PLC 1.90% 2019	9,000	8,865
Shire PLC 2.40% 2021	17,963	17,209
Shire PLC 2.875% 2023	7,380	6,948
Shire PLC 3.20% 2026	1,690	1,551
Siemens AG 2.70% 2022[3]	1,780	1,735
Siemens AG 2.35% 2026[3]	8,881	7,998
Sirius XM Radio Inc. 3.875% 2022[3]	1,425	1,382
SM Energy Co. 6.50% 2021	550	563
South Carolina Electric & Gas Co. 5.30% 2033	3,434	3,658
South Carolina Electric & Gas Co. 5.45% 2041	8,799	9,544
South Carolina Electric & Gas Co. 4.35% 2042	534	508
Southwestern Energy Co. 4.10% 2022	4,390	4,214
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	3,250	3,268
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	400	375
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	2,000	1,920
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[3]	2,107	1,928
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[3]	2,000	1,892
Staples Inc. 8.50% 2025[3]	785	734
Starbucks Corp. 3.10% 2023	5,378	5,276
Starwood Property Trust, Inc. 5.00% 2021	1,155	1,167
State Grid Overseas Investment Ltd. 3.50% 2027[3]	27,805	26,560
Capital World Bond Fund — Page 19 of 28

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
State Grid Overseas Investment Ltd. 3.50% 2027	$3,875	$3,701
Statoil ASA 3.25% 2024	750	739
Sunoco LP 4.875% 2023[3]	400	385
Sweden (Kingdom of) 1.125% 2019[3]	11,760	11,546
Talen Energy Corp. 9.50% 2022[3]	1,145	1,130
Talen Energy Corp. 10.50% 2026[3]	270	242
Tampa Electric Co. 2.60% 2022	1,436	1,382
Targa Resources Partners LP 4.125% 2019	2,325	2,331
Targa Resources Partners LP 6.75% 2024	825	868
TC PipeLines, LP 4.375% 2025	522	517
Team Health Holdings, Inc. 6.375% 2025[3]	1,910	1,652
Teco Finance, Inc. 5.15% 2020	5,350	5,498
Teekay Corp. 8.50% 2020	7,059	7,306
Teekay Offshore Partners LP 8.50% 2023[3]	1,400	1,417
Tenet Healthcare Corp. 4.75% 2020	1,050	1,058
Tenet Healthcare Corp. 6.00% 2020	1,270	1,310
Tenet Healthcare Corp. 4.375% 2021	550	544
Tenet Healthcare Corp. 4.50% 2021	6,200	6,169
Tenet Healthcare Corp. 4.625% 2024[3]	1,399	1,330
Teva Pharmaceutical Finance Company BV 2.20% 2021	550	510
Teva Pharmaceutical Finance Company BV 2.80% 2023	9,330	8,065
Teva Pharmaceutical Finance Company BV 6.00% 2024	730	730
Teva Pharmaceutical Finance Company BV 3.15% 2026	17,205	13,847
Teva Pharmaceutical Finance Company BV 6.75% 2028	350	357
Teva Pharmaceutical Finance Company BV 4.10% 2046	27,720	19,870
Thomson Reuters Corp. 4.30% 2023	4,250	4,340
Thomson Reuters Corp. 5.65% 2043	2,980	3,226
Total Capital International 2.875% 2022	1,115	1,105
Toyota Motor Credit Corp. 1.55% 2019	300	296
Toyota Motor Credit Corp. 1.70% 2019	1,000	995
Toyota Motor Credit Corp. 2.15% 2020	3,500	3,459
Toyota Motor Credit Corp. 2.15% 2022	1,150	1,097
Toyota Motor Credit Corp. 3.20% 2027	4,830	4,665
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,465
TransCanada Corp. 6.50% 2018	5,000	5,024
TransCanada Corp. 7.125% 2019	3,035	3,106
TransCanada PipeLines Ltd. 4.25% 2028	8,175	8,214
TransCanada PipeLines Ltd., junior subordinated, 5.625% 2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[1]	650	635
Transocean Inc. 9.00% 2023[3]	1,418	1,531
Transportadora de Gas Peru SA 4.25% 2028[2,3]	625	604
Travelers Companies, Inc. 4.00% 2047	2,195	2,115
Trilogy International Partners, LLC 8.875% 2022[3]	3,200	3,248
Turkey (Republic of) 6.25% 2022	7,285	7,321
Turkey (Republic of) 4.875% 2026	1,800	1,588
U.S. Treasury 2.375% 2020	81,111	80,900
U.S. Treasury 2.50% 2020	58,000	57,970
U.S. Treasury 1.125% 2021[13]	169,275	162,865
U.S. Treasury 1.125% 2021	4,100	3,918
U.S. Treasury 2.00% 2021[13]	70,750	69,365
U.S. Treasury 2.125% 2021	8,900	8,755
U.S. Treasury 2.375% 2021	1,500	1,491
U.S. Treasury 1.875% 2022	35,000	33,877
U.S. Treasury 2.00% 2022	49,600	48,131
U.S. Treasury 2.00% 2022	15,000	14,561
Capital World Bond Fund — Page 20 of 28

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 2022	$206,135	$200,893
U.S. Treasury 1.375% 2023	25,700	23,999
U.S. Treasury 1.375% 2023	6,900	6,435
U.S. Treasury 2.375% 2023	175,750	173,077
U.S. Treasury 2.625% 2023	54,100	53,867
U.S. Treasury 2.625% 2023	400	398
U.S. Treasury 2.75% 2023	316,840	317,027
U.S. Treasury 2.75% 2023	95,000	95,084
U.S. Treasury 1.875% 2024	11,450	10,857
U.S. Treasury 2.75% 2025	90,000	89,585
U.S. Treasury 2.875% 2025	72	72
U.S. Treasury 2.00% 2026	135,345	126,753
U.S. Treasury 2.25% 2027	156,400	148,536
U.S. Treasury 2.75% 2028[13]	296,800	293,969
U.S. Treasury 2.875% 2028	28,495	28,531
U.S. Treasury 2.75% 2047[13]	92,875	88,430
U.S. Treasury 3.00% 2048	70,371	70,450
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	48,901	47,549
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	163,337	163,175
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	31,032	30,191
U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	27,994	27,507
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	7,309	8,107
U.S. Treasury Inflation-Protected Security 0.625% 2026[4]	51,872	51,605
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	15,867	15,420
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	41,437	46,248
U.S. Treasury Inflation-Protected Security 0.75% 2045[4]	3,064	2,972
U.S. Treasury Inflation-Protected Security 1.00% 2046[4]	31,083	32,007
UDR, Inc. 3.50% 2028	3,720	3,513
Ukraine Government 7.75% 2022	1,200	1,178
Ukraine Government 7.75% 2027	2,300	2,119
Ukraine Government 7.375% 2032[2,3]	1,010	869
Ultra Petroleum Corp. 6.875% 2022[3]	2,015	1,536
Ultra Petroleum Corp. 7.125% 2025[3]	750	531
UniCredit SPA 4.625% 2027[3]	17,805	16,576
UniCredit SPA 5.861% 2032[1,3]	24,255	21,656
Union Pacific Corp. 3.95% 2028[2]	10,550	10,618
Union Pacific Corp. 4.50% 2048	950	963
Unisys Corp. 10.75% 2022[3]	1,300	1,462
United Mexican States 3.75% 2028	12,725	12,047
United Mexican States 4.75% 2044	680	635
United Technologies Corp. 2.30% 2022	3,891	3,739
United Technologies Corp. 3.125% 2027	5,000	4,652
UnitedHealth Group Inc. 2.70% 2020	2,330	2,315
UnitedHealth Group Inc. 2.125% 2021	10,000	9,748
UnitedHealth Group Inc. 3.75% 2025	2,160	2,162
Vale SA 6.25% 2026	7,565	8,212
Vale SA 6.875% 2039	2,900	3,299
Valeant Pharmaceuticals International, Inc. 6.125% 2025[3]	8,600	7,955
Valeant Pharmaceuticals International, Inc. 9.00% 2025[3]	455	474
Valeant Pharmaceuticals International, Inc. 9.25% 2026[3]	1,735	1,807
Valero Energy Partners LP 4.375% 2026	2,855	2,818
VEB Finance Ltd. 6.902% 2020[3]	6,600	6,859
Veritas Holdings Limited 7.50% 2023[3]	700	658
Verizon Communications Inc. 4.272% 2036	550	509
Verizon Communications Inc. 4.862% 2046	9,343	8,954
Capital World Bond Fund — Page 21 of 28

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Vine Oil & Gas LP 8.75% 2023[3]	$1,050	$974
Virgin Australia Holdings Ltd. 8.50% 2019[3]	1,150	1,166
Vodafone Group PLC 4.375% 2028	9,000	8,901
Vodafone Group PLC 5.25% 2048	5,000	5,007
Volkswagen Group of America Finance, LLC 2.45% 2019[3]	2,320	2,295
Wal-Mart Stores, Inc. 3.125% 2021[2]	8,000	8,042
Wal-Mart Stores, Inc. 2.35% 2022	6,500	6,276
Wal-Mart Stores, Inc. 3.40% 2023[2]	2,975	2,998
Wal-Mart Stores, Inc. 3.70% 2028	3,845	3,875
Wal-Mart Stores, Inc. 4.05% 2048	2,175	2,182
Warrior Met Coal, Inc. 8.00% 2024[3]	800	828
WEA Finance LLC 2.70% 2019[3]	9,285	9,248
WEA Finance LLC 3.25% 2020[3]	3,795	3,789
Weatherford International PLC 4.50% 2022	1,885	1,740
Weatherford International PLC 8.25% 2023	2,725	2,710
Weatherford International PLC 9.875% 2024	400	406
Weatherford International PLC 9.875% 2025[3]	1,050	1,060
Weatherford International PLC 6.50% 2036	2,125	1,673
Weatherford International PLC 6.75% 2040	4,235	3,377
WellPoint, Inc. 2.30% 2018	2,645	2,645
Wells Fargo & Co. 3.55% 2025	8,585	8,327
Wells Fargo & Co. 3.00% 2026	618	575
Western Gas Partners LP 2.60% 2018	130	130
Western Gas Partners LP 3.95% 2025	455	430
Western Gas Partners LP 4.65% 2026	4,855	4,776
Western Gas Partners LP 5.30% 2048	50	46
Westlake Chemical Corp. 4.375% 2047	1,850	1,710
Williams Partners LP 4.125% 2020	1,625	1,646
Williams Partners LP 5.25% 2020	10,405	10,730
Williams Partners LP 4.50% 2023	3,110	3,160
Williams Partners LP 4.30% 2024	4,220	4,239
Williams Partners LP 3.75% 2027	600	567
Wind Tre SpA 5.00% 2026[3]	2,675	2,134
WM. Wrigley Jr. Co 3.375% 2020[3]	5,270	5,286
WPP Finance 2010 3.75% 2024	1,000	967
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[3]	2,150	2,051
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[3]	1,100	1,083
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[3]	825	772
Xcel Energy Inc. 4.00% 2028	3,163	3,168
YES Bank Ltd. 3.75% 2023	7,500	7,230
Zambia (Republic of) 8.97% 2027[2]	1,200	1,064
Ziggo Bond Finance BV 5.50% 2027[3]	4,025	3,770
Zimmer Holdings, Inc. 3.15% 2022	5,030	4,941
		5,961,835
Total bonds, notes & other debt instruments (cost: $12,385,009,000)		12,055,827
Convertible stocks 0.02% U.S. dollars 0.02%	Shares
Associated Materials, LLC, 14.00% convertible preferred 2020[9,10]	2,750	3,341
Total convertible stocks (cost: $2,640,000)		3,341
Capital World Bond Fund — Page 22 of 28

unaudited
Common stocks 0.04% Swiss francs 0.00%	Shares	Value (000)
CEVA Logistics AG3,9,14	16,245	$349
U.S. dollars 0.04%
Corporate Risk Holdings I, Inc.[7,9,10,14]	91,424	2,800
Corporate Risk Holdings Corp.[7,9,10,14]	462	—
Ascent Resources Marcellus Holdings, Inc.[9,14]	514,396	1,659
Ply Gem Parent, LLC, Class B9,10,14	89	9
		4,468
Total common stocks (cost: $5,347,000)		4,817
Rights & warrants 0.00% U.S. dollars 0.00%
Ascent Resources Marcellus Holdings, Inc., Class A, warrants, expire 2023[9,10,14]	173,187	87
Ascent Resources Marcellus Holdings, Inc., Class B, warrants, expire 2023[9,10,14]	134,701	54
Ascent Resources Marcellus Holdings, Inc., Class C, warrants, expire 2023[9,10,14]	126,325	41
Associated Materials, LLC, warrants, expire 2023[9,10,14]	39,066	—
Total rights & warrants (cost: $26,000)		182
Short-term securities 9.59%	Principal amount (000)
China (People’s Republic of) (0.01)% due 11/2/2018	CNY10,000	1,511
Egyptian Treasury Bills 15.11%–16.35% due 7/10/2018–12/25/2018	EGP1,173,700	62,302
Essilor International 2.00% due 7/18/2018[3]	$40,000	39,959
Fairway Finance Corp. 2.27% due 7/24/2018[3]	10,000	9,986
Federal Home Loan Bank 1.80%–1.88% due 7/5/2018–7/26/2018	129,500	129,481
Hydro-Québec 2.00% due 7/9/2018[3]	25,000	24,987
Japanese Treasury Discount Bills (0.14%)–(0.13%) due 8/20/2018–5/20/2019	¥40,710,000	368,120
Liberty Street Funding Corp. 2.31% due 7/19/2018[3]	$15,000	14,983
L’Oréal USA, Inc. 1.97% due 8/1/2018–8/2/2018[3]	90,000	89,835
National Australia Bank Ltd. 2.18% due 8/15/2018–8/17/2018[3]	89,400	89,152
Nigerian Treasury Bills 11.56%–17.85% due 7/5/2018–1/31/2019	NGN26,130,880	70,147
Sumitomo Mitsui Banking Corp. 2.25%–2.26% due 8/13/2018–8/17/2018[3]	$150,600	150,186
Svenska Handelsbanken Inc. 2.20% due 7/19/2018[3]	25,000	24,973
Swedbank AB 1.85%–2.21% due 7/2/2018–7/23/2018	73,100	73,032
Toronto-Dominion Bank 2.23% due 7/24/2018[3]	15,000	14,979
U.S. Treasury Bills 1.56%–1.59% due 7/5/2018–7/19/2018	79,300	79,255
United Parcel Service Inc. 1.98% due 8/2/2018[3]	25,000	24,955
Total short-term securities (cost: $1,269,649,000)		1,267,843
Total investment securities 100.89% (cost: $13,662,671,000)		13,332,010
Other assets less liabilities (0.89)%		(118,164)
Net assets 100.00%		$13,213,846
Capital World Bond Fund — Page 23 of 28

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 6/30/2018[16] (000)	Unrealized appreciation (depreciation) at 6/30/2018 (000)
2 Year Euro-Schatz Futures	Long	671	September 2018	$67,100	$87,829	$70
2 Year U.S. Treasury Note Futures	Long	184	October 2018	36,800	38,977	(15)
5 Year Euro-Bobl Futures	Long	306	September 2018	30,600	47,231	82
5 Year U.S. Treasury Note Futures	Long	2,923	October 2018	292,300	332,103	761
10 Year Euro-Bund Futures	Long	527	September 2018	52,700	100,038	1,009
10 Year U.S. Treasury Note Futures	Long	450	September 2018	45,000	54,084	511
10 Year Ultra U.S. Treasury Note Futures	Short	400	September 2018	(40,000)	(51,294)	(279)
30 Year Euro-Buxl Futures	Long	21	September 2018	2,100	4,358	61
30 Year Ultra U.S. Treasury Bond Futures	Short	538	September 2018	(53,800)	(85,845)	57
						$2,257
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2018 (000)
Purchases (000)	Sales (000)
EUR17,550	USD20,337	Morgan Stanley	7/2/2018	$162
USD20,500	EUR17,550	Bank of America, N.A.	7/2/2018	1
USD27,931	MXN520,000	JPMorgan Chase	7/9/2018	1,790
USD20,947	ZAR264,925	UBS AG	7/9/2018	1,659
MXN236,400	USD11,561	Morgan Stanley	7/9/2018	323
USD1,731	TRY7,525	Bank of America, N.A.	7/9/2018	100
NOK164,584	USD20,118	Goldman Sachs	7/9/2018	99
JPY13,401,572	USD122,664	Goldman Sachs	7/9/2018	(1,538)
USD89,324	MYR355,000	JPMorgan Chase	7/10/2018	1,464
USD19,860	PLN71,900	JPMorgan Chase	7/10/2018	662
USD56,373	EUR47,725	Citibank	7/10/2018	596
USD25,833	GBP19,200	Citibank	7/10/2018	481
USD40,277	CHF39,550	JPMorgan Chase	7/10/2018	303
USD3,920	ZAR50,000	JPMorgan Chase	7/10/2018	280
USD5,193	GBP3,860	Citibank	7/10/2018	97
USD9,403	EUR8,000	Bank of America, N.A.	7/10/2018	53
USD9,027	EUR7,680	Bank of America, N.A.	7/10/2018	51
JPY1,280,928	EUR9,885	Citibank	7/10/2018	25
USD1,831	EUR1,550	Citibank	7/10/2018	19
USD2,939	EUR2,500	Bank of America, N.A.	7/10/2018	17
USD15,203	EUR12,995	JPMorgan Chase	7/10/2018	15
USD3,744	EUR3,200	JPMorgan Chase	7/10/2018	4
JPY481,342	EUR3,750	Goldman Sachs	7/10/2018	(32)
USD5,398	MXN110,000	JPMorgan Chase	7/10/2018	(131)
SEK71,695	EUR7,000	JPMorgan Chase	7/10/2018	(170)
JPY1,937,908	USD17,742	Citibank	7/10/2018	(226)
CHF39,565	USD40,292	JPMorgan Chase	7/10/2018	(303)
JPY6,000,000	USD54,669	JPMorgan Chase	7/10/2018	(436)
JPY7,356,342	USD67,167	Citibank	7/10/2018	(674)
PLN71,900	USD19,947	JPMorgan Chase	7/10/2018	(748)
MYR299,606	USD74,934	JPMorgan Chase	7/10/2018	(784)
EUR47,725	USD56,577	Bank of America, N.A.	7/10/2018	(799)
Capital World Bond Fund — Page 24 of 28

unaudited
Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2018 (000)
Purchases (000)	Sales (000)
EUR214,830	USD252,511	Bank of America, N.A.	7/10/2018	$(1,434)
USD38,506	GBP29,400	Morgan Stanley	7/11/2018	(316)
USD77,100	GBP58,763	JPMorgan Chase	7/11/2018	(494)
GBP117,689	USD158,600	Bank of America, N.A.	7/11/2018	(3,196)
USD38,341	THB1,216,600	Bank of America, N.A.	7/12/2018	1,609
USD69,408	INR4,677,750	JPMorgan Chase	7/12/2018	1,240
USD13,144	INR885,000	JPMorgan Chase	7/12/2018	247
USD7,037	GBP5,250	Citibank	7/12/2018	104
USD1,238	EUR1,050	JPMorgan Chase	7/12/2018	10
EUR11,044	USD13,016	JPMorgan Chase	7/12/2018	(107)
NOK131,600	USD16,347	Bank of America, N.A.	7/12/2018	(180)
JPY1,643,290	USD15,121	Bank of America, N.A.	7/12/2018	(266)
GBP28,088	USD37,648	Citibank	7/12/2018	(557)
USD20,956	BRL75,000	Citibank	7/13/2018	1,638
USD32,928	ILS117,650	Bank of America, N.A.	7/16/2018	729
AUD5,058	CAD5,000	Bank of America, N.A.	7/16/2018	(61)
EUR23,015	USD27,199	Bank of America, N.A.	7/16/2018	(288)
EUR74,700	USD89,495	UBS AG	7/16/2018	(2,151)
JPY5,570,000	USD50,565	JPMorgan Chase	7/17/2018	(194)
JPY12,195,000	USD110,748	JPMorgan Chase	7/18/2018	(458)
USD58,161	KRW62,796,800	Bank of America, N.A.	7/19/2018	1,790
USD28,303	COP80,988,904	JPMorgan Chase	7/19/2018	698
USD67,891	INR4,616,250	Citibank	7/19/2018	677
USD39,246	COP114,244,000	Bank of America, N.A.	7/19/2018	305
EUR34,344	USD39,960	Goldman Sachs	7/19/2018	207
USD7,762	GBP5,850	Morgan Stanley	7/19/2018	34
USD34,664	MXN724,000	Bank of America, N.A.	7/19/2018	(1,673)
USD33,937	PLN123,500	JPMorgan Chase	7/20/2018	956
USD38,155	MYR152,800	JPMorgan Chase	7/20/2018	346
EUR47,535	GBP41,930	Citibank	7/20/2018	207
USD11,274	INR763,890	JPMorgan Chase	7/20/2018	153
USD9,753	INR660,500	Goldman Sachs	7/20/2018	137
USD2,161	NZD3,000	JPMorgan Chase	7/20/2018	129
USD670	KRW724,000	Citibank	7/20/2018	21
JPY2,838,745	EUR22,150	JPMorgan Chase	7/20/2018	(230)
GBP41,686	EUR47,535	JPMorgan Chase	7/20/2018	(530)
PLN123,500	USD34,267	JPMorgan Chase	7/20/2018	(1,286)
USD152,145	PLN568,400	Bank of America, N.A.	7/23/2018	346
USD56,621	PLN211,000	Bank of America, N.A.	7/23/2018	270
USD2,981	GBP2,100	Bank of America, N.A.	7/23/2018	207
USD2,473	AUD3,200	JPMorgan Chase	7/23/2018	104
USD4,523	CAD6,000	Bank of New York Mellon	7/23/2018	(43)
USD40,488	INR2,778,700	Citibank	7/24/2018	54
EUR68,124	USD79,324	Goldman Sachs	7/25/2018	385
USD34,795	ILS125,800	JPMorgan Chase	7/25/2018	342
USD26,228	MYR105,000	JPMorgan Chase	7/25/2018	250
EUR24,973	USD29,079	Goldman Sachs	7/25/2018	141
USD3,440	NZD5,000	Morgan Stanley	7/25/2018	53
EUR18,600	USD21,714	Goldman Sachs	7/25/2018	49
EUR5,870	USD6,830	JPMorgan Chase	7/25/2018	38
USD2,064	NZD3,000	Goldman Sachs	7/25/2018	33
USD3,407	ZAR46,500	JPMorgan Chase	7/25/2018	29
Capital World Bond Fund — Page 25 of 28

unaudited
Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2018 (000)
Purchases (000)	Sales (000)
USD1,632	ILS5,900	JPMorgan Chase	7/25/2018	$16
USD3,358	GBP2,530	Bank of New York Mellon	7/25/2018	15
USD1,394	GBP1,050	Bank of New York Mellon	7/25/2018	6
USD4,433	AUD6,000	Bank of America, N.A.	7/25/2018	(8)
USD1,735	EUR1,490	Goldman Sachs	7/25/2018	(8)
USD1,684	EUR1,447	JPMorgan Chase	7/25/2018	(9)
USD1,776	EUR1,525	Goldman Sachs	7/25/2018	(9)
USD11,074	AUD15,000	Bank of America, N.A.	7/25/2018	(28)
SEK39,107	USD4,413	Citibank	7/25/2018	(39)
NOK42,502	EUR4,500	JPMorgan Chase	7/25/2018	(41)
USD21,187	EUR18,150	Bank of New York Mellon	7/25/2018	(49)
THB307,157	USD9,345	Bank of America, N.A.	7/25/2018	(68)
SEK42,771	USD4,907	Goldman Sachs	7/25/2018	(122)
USD31,439	EUR27,000	Goldman Sachs	7/25/2018	(153)
JPY2,794,283	USD25,449	Bank of America, N.A.	7/25/2018	(165)
EUR44,866	USD52,672	Bank of America, N.A.	7/25/2018	(177)
EUR47,856	USD56,183	Bank of America, N.A.	7/25/2018	(188)
JPY2,843,707	USD25,936	Goldman Sachs	7/25/2018	(206)
USD209,687	JPY23,200,398	Goldman Sachs	7/25/2018	(236)
JPY4,572,000	USD41,639	Bank of America, N.A.	7/25/2018	(271)
USD63,561	CAD84,530	JPMorgan Chase	7/25/2018	(768)
JPY23,200,398	USD211,297	Bank of America, N.A.	7/25/2018	(1,373)
JPY22,306,959	USD203,453	Goldman Sachs	7/25/2018	(1,613)
USD45,453	AUD61,200	Bank of America, N.A.	7/26/2018	158
EUR48,918	PLN213,000	Goldman Sachs	7/27/2018	358
JPY4,311,950	USD39,483	Morgan Stanley	7/27/2018	(462)
EUR40,899	USD47,566	Goldman Sachs	7/31/2018	311
EUR22,202	USD25,821	Goldman Sachs	7/31/2018	169
USD19,091	THB630,000	JPMorgan Chase	7/31/2018	59
GBP321	USD423	Goldman Sachs	7/31/2018	1
USD40,144	EUR34,370	JPMorgan Chase	7/31/2018	(90)
USD38,066	CNY252,700	Goldman Sachs	8/2/2018	(48)
USD20,383	EUR17,550	Morgan Stanley	8/2/2018	(164)
USD5,150	JPY560,000	JPMorgan Chase	8/20/2018	73
USD11,738	EUR10,000	Morgan Stanley	9/6/2018	(2)
USD32,587	INR2,174,200	Citibank	9/24/2018	1,184
USD3,493	BRL12,054	Citibank	10/19/2018	417
USD20,796	BRL70,000	Citibank	11/29/2018	3,000
USD9,077	BRL30,650	Citibank	11/29/2018	1,285
USD155,200	BRL529,000	JPMorgan Chase	12/4/2018	20,771
BRL529,000	USD139,578	Citibank	12/4/2018	(5,149)
USD5,301	EUR4,235	Citibank	12/13/2018	289
USD39,605	BRL132,300	Citibank	3/11/2019	6,287
BRL132,300	USD34,799	JPMorgan Chase	3/11/2019	(1,482)
USD74,307	BRL250,000	JPMorgan Chase	3/15/2019	11,373
USD5,015	EUR3,950	JPMorgan Chase	3/15/2019	303
USD1,587	EUR1,250	JPMorgan Chase	3/15/2019	96
BRL104,900	USD27,466	JPMorgan Chase	3/15/2019	(1,059)
USD5,393	EUR4,245	Goldman Sachs	4/12/2019	318
USD373,336	JPY40,150,000	Citibank	5/20/2019	1,267
				$36,203
Capital World Bond Fund — Page 26 of 28

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
1.8935%	U.S. EFFR	9/26/2018	$1,359,800	$(90)	$—	$(90)
1.6505%	3-month USD-LIBOR	3/21/2019	250,000	(1,547)	—	(1,547)
3-month USD-LIBOR	1.598%	8/11/2019	62,500	712	—	712
6-month EURIBOR	(0.156)%	1/11/2020	€48,850	(58)	—	(58)
2.143%	3-month USD-LIBOR	1/11/2020	$60,000	(526)	—	(526)
3-month USD-LIBOR	1.6332%	5/23/2020	18,000	382	—	382
2.2425%	3-month AUD-BBSW	12/9/2020	A$155,000	55	—	55
3-month NZD-BBR-FRA	2.67%	12/9/2020	NZ$170,000	(332)	—	(332)
2.322%	3-month AUD-BBSW	12/15/2020	A$205,000	185	—	185
3-month NZD-BBR-FRA	2.707%	12/18/2020	NZ$225,000	(483)	—	(483)
1.2185%	3-month USD-LIBOR	2/8/2021	$70,000	(2,866)	—	(2,866)
1.1308%	6-month GBP-LIBOR	1/11/2023	£26,600	(217)	—	(217)
3-month USD-LIBOR	1.5075%	9/22/2026	$9,600	991	—	991
0.8153%	6-month EURIBOR	4/28/2027	€10,000	63	—	63
3-month SEK-STIBOR	1.125%	4/28/2027	SKr100,000	(128)	—	(128)
6-month EURIBOR	0.7952%	5/23/2027	€12,500	(44)	—	(44)
3-month SEK-STIBOR	1.222%	8/8/2027	SKr50,000	(97)	—	(97)
3-month USD-LIBOR	2.4785%	1/11/2028	$13,250	493	—	493
0.8613%	6-month EURIBOR	1/11/2028	€10,000	36	—	36
1.3798%	6-month GBP-LIBOR	1/11/2028	£18,350	(287)	—	(287)
1.5598%	6-month GBP-LIBOR	1/11/2038	10,700	(212)	—	(212)
1.4898%	6-month EURIBOR	11/24/2047	€8,250	85	—	85
1.4508%	6-month EURIBOR	12/15/2047	15,000	(16)	—	(16)
1.5768%	6-month EURIBOR	3/6/2048	20,000	717	—	717
1.4658%	6-month EURIBOR	4/20/2048	9,000	29	—	29
					$—	$(3,155)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Step bond; coupon rate may change at a later date.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,535,718,000, which represented 11.62% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $16,673,000, which represented .13% of the net assets of the fund.
[7]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $10,461,000, which represented .08% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[12]	Purchased on a TBA basis.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $20,621,000, which represented .16% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.

Capital World Bond Fund — Page 27 of 28

unaudited
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$11,400	$11,457.09%
Corporate Risk Holdings I, Inc.	8/31/2015	1,016	2,800.02
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
Total private placement securities		12,416	14,257.11%

Key to abbreviations and symbols
ARS = Argentine pesos	LIBOR = London Interbank Offered Rate
AUD/A$ = Australian dollars	LKR = Sri Lankan rupees
BRL = Brazilian reais	MXN = Mexican pesos
CAD/C$ = Canadian dollars	MYR = Malaysian ringgits
CHF = Swiss francs	NGN = Nigerian naira
CNY = Chinese yuan renminbi	NOK/NKr = Norwegian kroner
COP = Colombian pesos	NZD/NZ$ = New Zealand dollars
CZK = Czech korunas	PEN = Peruvian nuevos soles
DKK/DKr = Danish kroner	PLN = Polish zloty
EFFR = Federal Funds Effective Rate	RON = Romanian leu
EGP = Egyptian pounds	RUB = Russian rubles
EUR/€ = Euros	SEK/SKr = Swedish kronor
EURIBOR = Euro Interbank Offered Rate	STIBOR = Stockholm Interbank Offered Rate
GBP/£ = British pounds	TBA = To-be-announced
GHS = Ghanaian cedi	THB = Thai baht
IDR = Indonesian rupiah	TRY = Turkish lira
ILS = Israeli shekels	USD/$ = U.S. dollars
INR = Indian rupees	UYU = Uruguayan pesos
JPY/¥ = Japanese yen	ZAR = South African rand
KRW = South Korean won	ZMW = Zambian kwacha
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-031-0818O-S66001	Capital World Bond Fund — Page 28 of 28

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the Capital World Bond Fund’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the Capital World Bond Fund’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 31, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2018